UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.0%
172,000	Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.790%, 01/15/18	172,011
115,120	American Credit Acceptance Receivables Trust, Series 2014-2, Class A, 0.990%, 10/10/17 (e)	115,094
5,270	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2, 0.740%, 11/08/16	5,270
18,231	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.544%, 04/25/36	17,444
	CarFinance Capital Auto Trust,
95,695	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	95,545
155,158	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	154,871
	CarMax Auto Owner Trust,
62,000	Series 2013-4, Class A3, 0.800%, 07/16/18	61,970
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	54,961
96,913	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	99,210
9,536	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.475%, 02/15/34	8,516
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.734%, 04/25/34	984
93,969	Series 2004-1, Class M1, VAR, 0.924%, 03/25/34	89,599
11,715	Series 2004-1, Class M2, VAR, 0.999%, 03/25/34	10,813
	Exeter Automobile Receivables Trust,
68,068	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	67,897
159,973	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	159,878
	Flagship Credit Auto Trust,
99,296	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	99,117
168,349	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	168,206
45,000	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	45,343
22,000	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	22,390
94,851	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	95,296
200,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	199,720
180,000	HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	179,010
	Hyundai Auto Receivables Trust,
102,007	Series 2013-A, Class A3, 0.560%, 07/17/17	101,985
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	199,773
6,543	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.524%, 07/25/34 (e)	6,529
	Long Beach Mortgage Loan Trust,
110,334	Series 2003-4, Class M1, VAR, 1.194%, 08/25/33	106,007
184,583	Series 2004-1, Class M1, VAR, 0.924%, 02/25/34	175,432
13,032	Series 2004-1, Class M2, VAR, 0.999%, 02/25/34	12,419
15,541	Series 2006-WL2, Class 2A3, VAR, 0.374%, 01/25/36	14,966
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.849%, 03/25/35	118,558
334,246	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	333,744
	OneMain Financial Issuance Trust,
276,000	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	275,290
230,000	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	230,287
69,305	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.111%, 10/25/34	69,027
7,088	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.814%, 11/25/33	5,955
	SNAAC Auto Receivables Trust,
1,496	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,496
54,856	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	54,834
	SpringCastle America Funding LLC,
496,396	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	497,673
100,000	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	101,663
	Springleaf Funding Trust,
387,796	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	389,520
583,000	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	583,239

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
308,000	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	308,475
365,510	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	364,275

	Total Asset-Backed Securities (Cost $5,890,751)	5,874,292

Collateralized Mortgage Obligations — 22.9%
	Agency CMO — 16.1%
118,156	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	130,921
	Federal Home Loan Mortgage Corp. REMIC,
548	Series 1065, Class J, 9.000%, 04/15/21	638
713	Series 11, Class D, 9.500%, 07/15/19	728
36,903	Series 1113, Class J, 8.500%, 06/15/21	38,908
2,998	Series 1250, Class J, 7.000%, 05/15/22	3,363
7,461	Series 1316, Class Z, 8.000%, 06/15/22	8,403
11,792	Series 1324, Class Z, 7.000%, 07/15/22	13,203
50,308	Series 1343, Class LA, 8.000%, 08/15/22	58,184
10,356	Series 1343, Class LB, 7.500%, 08/15/22	12,006
7,446	Series 1394, Class ID, IF, 9.566%, 10/15/22	9,201
7,219	Series 1395, Class G, 6.000%, 10/15/22	7,848
4,867	Series 1505, Class Q, 7.000%, 05/15/23	5,370
9,173	Series 1518, Class G, IF, 8.885%, 05/15/23	10,851
8,991	Series 1541, Class O, VAR, 1.430%, 07/15/23	9,027
226,523	Series 1577, Class PV, 6.500%, 09/15/23	252,631
163,749	Series 1584, Class L, 6.500%, 09/15/23	187,644
224	Series 1609, Class LG, IF, 16.955%, 11/15/23	226
173,146	Series 1633, Class Z, 6.500%, 12/15/23	191,602
191,449	Series 1638, Class H, 6.500%, 12/15/23	219,387
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,509
28,567	Series 1694, Class PK, 6.500%, 03/15/24	31,884
6,835	Series 1700, Class GA, PO, 02/15/24	6,735
23,849	Series 1798, Class F, 5.000%, 05/15/23	25,974
46,508	Series 1863, Class Z, 6.500%, 07/15/26	53,301
4,026	Series 1865, Class D, PO, 02/15/24	3,617
17,558	Series 1981, Class Z, 6.000%, 05/15/27	19,500
24,355	Series 1987, Class PE, 7.500%, 09/15/27	27,053
84,001	Series 1999, Class PU, 7.000%, 10/15/27	95,815
134,991	Series 2031, Class PG, 7.000%, 02/15/28	152,747
5,298	Series 2033, Class SN, HB, IF, 28.296%, 03/15/24	1,832
130,742	Series 2035, Class PC, 6.950%, 03/15/28	150,875
9,438	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,534
28,497	Series 2054, Class PV, 7.500%, 05/15/28	32,880
152,646	Series 2057, Class PE, 6.750%, 05/15/28	173,000
47,034	Series 2064, Class TE, 7.000%, 06/15/28	54,111
31,129	Series 2075, Class PH, 6.500%, 08/15/28	34,860
99,819	Series 2095, Class PE, 6.000%, 11/15/28	113,942
6,064	Series 2132, Class SB, HB, IF, 29.805%, 03/15/29	11,280
8,472	Series 2134, Class PI, IO, 6.500%, 03/15/19	813
50,174	Series 2178, Class PB, 7.000%, 08/15/29	57,906
86,749	Series 2182, Class ZB, 8.000%, 09/15/29	100,755
2,370	Series 22, Class C, 9.500%, 04/15/20	2,561
13,352	Series 2247, Class Z, 7.500%, 08/15/30	15,556
196,454	Series 2259, Class ZC, 7.350%, 10/15/30	227,597
3,533	Series 2261, Class ZY, 7.500%, 10/15/30	4,097
38,693	Series 2283, Class K, 6.500%, 12/15/23	43,191
6,383	Series 2306, Class K, PO, 05/15/24	6,225
15,319	Series 2306, Class SE, IF, IO, 8.490%, 05/15/24	2,469
17,958	Series 2325, Class PM, 7.000%, 06/15/31	19,290
99,221	Series 2344, Class ZD, 6.500%, 08/15/31	118,103
15,886	Series 2344, Class ZJ, 6.500%, 08/15/31	18,291
9,160	Series 2345, Class NE, 6.500%, 08/15/31	10,596
23,321	Series 2345, Class PQ, 6.500%, 08/15/16	24,031
7,741	Series 2355, Class BP, 6.000%, 09/15/16	7,935
60,113	Series 2359, Class ZB, 8.500%, 06/15/31	71,677
144,741	Series 2367, Class ME, 6.500%, 10/15/31	167,520
14,118	Series 2390, Class DO, PO, 12/15/31	13,197
10,989	Series 2391, Class QR, 5.500%, 12/15/16	11,250

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,356	Series 2394, Class MC, 6.000%, 12/15/16	12,738
27,268	Series 2410, Class OE, 6.375%, 02/15/32	29,415
26,891	Series 2410, Class QS, IF, 19.046%, 02/15/32	42,096
28,837	Series 2410, Class QX, IF, IO, 8.476%, 02/15/32	9,101
30,874	Series 2412, Class SP, IF, 15.751%, 02/15/32	42,816
57,938	Series 2423, Class MC, 7.000%, 03/15/32	67,220
95,794	Series 2423, Class MT, 7.000%, 03/15/32	111,334
215,251	Series 2435, Class CJ, 6.500%, 04/15/32	251,723
36,787	Series 2444, Class ES, IF, IO, 7.776%, 03/15/32	9,654
24,525	Series 2450, Class SW, IF, IO, 7.826%, 03/15/32	6,481
83,065	Series 2455, Class GK, 6.500%, 05/15/32	97,054
47,746	Series 2484, Class LZ, 6.500%, 07/15/32	55,449
204,536	Series 2500, Class MC, 6.000%, 09/15/32	234,603
7,963	Series 2503, Class BH, 5.500%, 09/15/17	8,291
74,072	Series 2527, Class BP, 5.000%, 11/15/17	77,081
68,878	Series 2535, Class BK, 5.500%, 12/15/22	75,436
1,981,942	Series 2543, Class YX, 6.000%, 12/15/32	2,238,734
147,946	Series 2544, Class HC, 6.000%, 12/15/32	170,003
274,633	Series 2575, Class ME, 6.000%, 02/15/33	304,203
610,091	Series 2578, Class PG, 5.000%, 02/15/18	636,472
21,274	Series 2586, Class WI, IO, 6.500%, 03/15/33	3,126
28,617	Series 2626, Class NS, IF, IO, 6.375%, 06/15/23	1,970
27,992	Series 2638, Class DS, IF, 8.425%, 07/15/23	31,474
108,132	Series 2647, Class A, 3.250%, 04/15/32	113,399
345,248	Series 2651, Class VZ, 4.500%, 07/15/18	361,816
686,393	Series 2656, Class BG, 5.000%, 10/15/32	718,467
76,628	Series 2682, Class LC, 4.500%, 07/15/32	78,414
7,672	Series 2780, Class JG, 4.500%, 04/15/19	7,831
326,133	Series 2827, Class DG, 4.500%, 07/15/19	342,251
4,586	Series 2989, Class PO, PO, 06/15/23	4,582
300,000	Series 3047, Class OD, 5.500%, 10/15/35	347,312
152,275	Series 3085, Class VS, HB, IF, 28.022%, 12/15/35	248,776
51,052	Series 3117, Class EO, PO, 02/15/36	48,145
51,924	Series 3260, Class CS, IF, IO, 5.965%, 01/15/37	7,035
118,182	Series 3385, Class SN, IF, IO, 5.825%, 11/15/37	16,299
126,105	Series 3387, Class SA, IF, IO, 6.246%, 11/15/37	15,084
91,069	Series 3451, Class SA, IF, IO, 5.875%, 05/15/38	11,862
367,171	Series 3455, Class SE, IF, IO, 6.026%, 06/15/38	53,253
346,402	Series 3688, Class NI, IO, 5.000%, 04/15/32	24,254
124,232	Series 3759, Class HI, IO, 4.000%, 08/15/37	10,723
147,309	Series 3772, Class IO, IO, 3.500%, 09/15/24	5,331
363	Series 47, Class F, 10.000%, 06/15/20	405
312	Series 99, Class Z, 9.500%, 01/15/21	348
	Federal Home Loan Mortgage Corp. STRIPS,
118,210	Series 233, Class 11, IO, 5.000%, 09/15/35	15,341
139,216	Series 239, Class S30, IF, IO, 7.526%, 08/15/36	22,607
429,144	Series 262, Class 35, 3.500%, 07/15/42	453,345
442,648	Series 299, Class 300, 3.000%, 01/15/43	448,072
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
15,143	Series T-41, Class 3A, VAR, 6.619%, 07/25/32	17,451
99,812	Series T-54, Class 2A, 6.500%, 02/25/43	119,229
45,929	Series T-54, Class 3A, 7.000%, 02/25/43	56,778
201,071	Series T-56, Class APO, PO, 05/25/43	165,314
25,933	Series T-58, Class APO, PO, 09/25/43	21,511
	Federal National Mortgage Association - ACES,
1,000,000	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	1,083,599
1,000,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,018,012

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association REMIC,
3,128	Series 1988-16, Class B, 9.500%, 06/25/18	3,331
2,945	Series 1989-83, Class H, 8.500%, 11/25/19	3,267
629	Series 1990-1, Class D, 8.800%, 01/25/20	701
3,886	Series 1990-10, Class L, 8.500%, 02/25/20	4,327
415	Series 1990-93, Class G, 5.500%, 08/25/20	443
13	Series 1990-140, Class K, HB, 652.145%, 12/25/20	98
924	Series 1990-143, Class J, 8.750%, 12/25/20	1,055
17,196	Series 1992-101, Class J, 7.500%, 06/25/22	19,263
6,923	Series 1992-143, Class MA, 5.500%, 09/25/22	7,474
24,072	Series 1993-146, Class E, PO, 05/25/23	23,663
54,693	Series 1993-155, Class PJ, 7.000%, 09/25/23	62,631
1,781	Series 1993-165, Class SD, IF, 13.376%, 09/25/23	2,332
8,880	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	10,165
76,754	Series 1993-203, Class PL, 6.500%, 10/25/23	88,142
7,898	Series 1993-205, Class H, PO, 09/25/23	7,727
348,262	Series 1993-223, Class PZ, 6.500%, 12/25/23	381,456
77,994	Series 1993-225, Class UB, 6.500%, 12/25/23	87,679
2,244	Series 1993-230, Class FA, VAR, 0.774%, 12/25/23	2,277
32,499	Series 1993-250, Class Z, 7.000%, 12/25/23	32,754
187,734	Series 1994-37, Class L, 6.500%, 03/25/24	215,586
1,594,644	Series 1994-72, Class K, 6.000%, 04/25/24	1,816,521
17,217	Series 1995-2, Class Z, 8.500%, 01/25/25	19,975
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	95,551
3,268	Series 1996-59, Class J, 6.500%, 08/25/22	3,562
108,221	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4,247
16,173	Series 1997-39, Class PD, 7.500%, 05/20/27	18,948
29,145	Series 1997-46, Class PL, 6.000%, 07/18/27	32,772
73,661	Series 1997-61, Class ZC, 7.000%, 02/25/23	82,671
13,167	Series 1998-36, Class ZB, 6.000%, 07/18/28	15,063
27,128	Series 1998-43, Class SA, IF, IO, 17.820%, 04/25/23	7,919
39,267	Series 1998-46, Class GZ, 6.500%, 08/18/28	45,155
71,611	Series 1998-58, Class PC, 6.500%, 10/25/28	81,067
170,358	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	25,658
5,187	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	1,114
64,475	Series 2001-4, Class PC, 7.000%, 03/25/21	70,475
53,547	Series 2001-30, Class PM, 7.000%, 07/25/31	61,563
190,720	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	29,717
85,140	Series 2001-36, Class DE, 7.000%, 08/25/31	98,492
8,994	Series 2001-44, Class PD, 7.000%, 09/25/31	10,253
4,624	Series 2001-52, Class XN, 6.500%, 11/25/15	4,678
138,938	Series 2001-61, Class Z, 7.000%, 11/25/31	158,465
14,299	Series 2001-69, Class PG, 6.000%, 12/25/16	14,642
9,649	Series 2001-71, Class QE, 6.000%, 12/25/16	9,906
19,309	Series 2002-1, Class HC, 6.500%, 02/25/22	21,481
7,309	Series 2002-1, Class SA, HB, IF, 24.623%, 02/25/32	12,509
19,576	Series 2002-2, Class UC, 6.000%, 02/25/17	20,236
16,240	Series 2002-3, Class OG, 6.000%, 02/25/17	16,651
180,520	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	10,054
145,119	Series 2002-15, Class PO, PO, 04/25/32	134,906
65,182	Series 2002-28, Class PK, 6.500%, 05/25/32	73,506
132,820	Series 2002-62, Class ZE, 5.500%, 11/25/17	137,963
126,522	Series 2002-68, Class SH, IF, IO, 7.823%, 10/18/32	32,223

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13,820	Series 2002-77, Class S, IF, 14.165%, 12/25/32	18,352
78,511	Series 2002-94, Class BK, 5.500%, 01/25/18	81,152
234,125	Series 2003-7, Class A1, 6.500%, 12/25/42	266,709
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	310,315
66,331	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	11,407
48,829	Series 2003-47, Class PE, 5.750%, 06/25/33	55,543
11,468	Series 2003-64, Class SX, IF, 13.320%, 07/25/33	14,510
15,919	Series 2003-66, Class PA, 3.500%, 02/25/33	16,507
43,605	Series 2003-71, Class DS, IF, 7.238%, 08/25/33	47,098
8,503	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	12
53,723	Series 2003-80, Class SY, IF, IO, 7.476%, 06/25/23	3,711
720,310	Series 2003-81, Class MC, 5.000%, 12/25/32	753,170
431,105	Series 2003-82, Class VB, 5.500%, 08/25/33	448,709
19,900	Series 2003-91, Class SD, IF, 12.210%, 09/25/33	23,790
175,483	Series 2003-116, Class SB, IF, IO, 7.426%, 11/25/33	43,221
991,333	Series 2003-128, Class DY, 4.500%, 01/25/24	1,065,361
10,396	Series 2003-130, Class SX, IF, 11.259%, 01/25/34	12,536
26,055	Series 2003-132, Class OA, PO, 08/25/33	25,477
400,452	Series 2004-2, Class OE, 5.000%, 05/25/23	410,675
84,029	Series 2004-4, Class QM, IF, 13.852%, 06/25/33	102,643
44,796	Series 2004-10, Class SC, HB, IF, 27.905%, 02/25/34	58,607
125,368	Series 2004-36, Class SA, IF, 19.047%, 05/25/34	173,486
77,649	Series 2004-46, Class SK, IF, 16.022%, 05/25/34	101,868
12,041	Series 2004-51, Class SY, IF, 13.893%, 07/25/34	15,942
64,529	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	79,109
47,770	Series 2004-76, Class CL, 4.000%, 10/25/19	49,722
191,002	Series 2005-45, Class DC, HB, IF, 23.673%, 06/25/35	291,052
22,591	Series 2005-52, Class PA, 6.500%, 06/25/35	23,972
337,471	Series 2005-68, Class BC, 5.250%, 06/25/35	364,827
195,611	Series 2005-84, Class XM, 5.750%, 10/25/35	213,506
397,702	Series 2005-110, Class MN, 5.500%, 06/25/35	423,256
73,171	Series 2006-22, Class AO, PO, 04/25/36	65,120
27,845	Series 2006-46, Class SW, HB, IF, 23.562%, 06/25/36	40,425
47,735	Series 2006-59, Class QO, PO, 01/25/33	47,576
83,623	Series 2006-110, Class PO, PO, 11/25/36	74,237
128,636	Series 2006-117, Class GS, IF, IO, 6.476%, 12/25/36	24,041
42,337	Series 2007-7, Class SG, IF, IO, 6.326%, 08/25/36	8,395
223,973	Series 2007-53, Class SH, IF, IO, 5.926%, 06/25/37	30,073
212,775	Series 2007-88, Class VI, IF, IO, 6.366%, 09/25/37	34,767
172,569	Series 2007-100, Class SM, IF, IO, 6.276%, 10/25/37	23,364
169,550	Series 2008-1, Class BI, IF, IO, 5.736%, 02/25/38	22,295
41,719	Series 2008-16, Class IS, IF, IO, 6.026%, 03/25/38	5,850
139,237	Series 2008-46, Class HI, IO, VAR, 1.771%, 06/25/38	11,254
56,434	Series 2008-53, Class CI, IF, IO, 7.026%, 07/25/38	9,025
143,008	Series 2009-112, Class ST, IF, IO, 6.076%, 01/25/40	20,963
81,307	Series 2010-35, Class SB, IF, IO, 6.246%, 04/25/40	13,437
365,360	Series 2013-128, Class PO, PO, 12/25/43	298,703
1,810	Series G92-42, Class Z, 7.000%, 07/25/22	1,993
20,160	Series G92-44, Class ZQ, 8.000%, 07/25/22	21,384
18,050	Series G92-54, Class ZQ, 7.500%, 09/25/22	19,852
1,281	Series G92-59, Class F, VAR, 1.398%, 10/25/22	1,301
3,729	Series G92-61, Class Z, 7.000%, 10/25/22	4,256
8,623	Series G92-66, Class KA, 6.000%, 12/25/22	9,413

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
40,784	Series G92-66, Class KB, 7.000%, 12/25/22	45,373
10,778	Series G93-1, Class KA, 7.900%, 01/25/23	12,307
11,382	Series G93-17, Class SI, IF, 6.000%, 04/25/23	12,958
	Federal National Mortgage Association REMIC Trust,
48,558	Series 1999-W1, Class PO, PO, 02/25/29	45,238
185,670	Series 1999-W4, Class A9, 6.250%, 02/25/29	207,424
391,689	Series 2002-W7, Class A4, 6.000%, 06/25/29	431,270
331,224	Series 2003-W1, Class 1A1, VAR, 5.824%, 12/25/42	372,906
45,419	Series 2003-W1, Class 2A, VAR, 6.519%, 12/25/42	53,178
	Federal National Mortgage Association STRIPS,
11,478	Series 329, Class 1, PO, 3.531%, 01/25/33 (n)	10,777
51,764	Series 365, Class 8, IO, 5.500%, 05/25/36	11,832
39,704	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	45,949
	Government National Mortgage Association,
135,294	Series 1994-7, Class PQ, 6.500%, 10/16/24	154,466
81,497	Series 1998-22, Class PD, 6.500%, 09/20/28	86,871
25,989	Series 1999-17, Class L, 6.000%, 05/20/29	29,261
132,116	Series 2000-21, Class Z, 9.000%, 03/16/30	161,894
1,728	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	292
301,519	Series 2000-36, Class PB, 7.500%, 11/16/30	359,319
912,031	Series 2001-10, Class PE, 6.500%, 03/16/31	1,044,600
141,369	Series 2001-22, Class PS, HB, IF, 20.549%, 03/17/31	226,139
61,008	Series 2001-36, Class S, IF, IO, 7.876%, 08/16/31	18,221
16,235	Series 2001-53, Class SR, IF, IO, 7.974%, 10/20/31	313
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,147,832
10,335	Series 2002-24, Class SB, IF, 11.663%, 04/16/32	13,783
4,973	Series 2003-24, Class PO, PO, 03/16/33	4,611
258,259	Series 2004-11, Class SW, IF, IO, 5.324%, 02/20/34	35,125
31,755	Series 2004-28, Class S, IF, 19.183%, 04/16/34	45,987
176,251	Series 2007-45, Class QA, IF, IO, 6.464%, 07/20/37	29,218
136,435	Series 2007-76, Class SA, IF, IO, 6.354%, 11/20/37	21,075
129,103	Series 2008-2, Class MS, IF, IO, 6.986%, 01/16/38	24,580
93,404	Series 2008-55, Class SA, IF, IO, 6.024%, 06/20/38	11,502
70,618	Series 2009-6, Class SA, IF, IO, 5.925%, 02/16/39	8,043
200,989	Series 2009-6, Class SH, IF, IO, 5.864%, 02/20/39	23,714
140,329	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	23,718
99,877	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	18,112
292,663	Series 2009-22, Class SA, IF, IO, 6.094%, 04/20/39	33,824
263,195	Series 2009-31, Class ST, IF, IO, 6.174%, 03/20/39	32,744
263,195	Series 2009-31, Class TS, IF, IO, 6.124%, 03/20/39	34,226
266,062	Series 2009-64, Class SN, IF, IO, 5.925%, 07/16/39	34,050
107,773	Series 2009-79, Class OK, PO, 11/16/37	97,653
130,498	Series 2009-102, Class SM, IF, IO, 6.226%, 06/16/39	12,625
449,769	Series 2009-106, Class ST, IF, IO, 5.824%, 02/20/38	72,663
151,639	Series 2010-130, Class CP, 7.000%, 10/16/40	177,359
277,780	Series 2011-75, Class SM, IF, IO, 6.424%, 05/20/41	62,078
853,132	Series 2013-H08, Class FC, VAR, 0.626%, 02/20/63	851,288
480,895	Series 2013-H09, Class HA, 1.650%, 04/20/63	480,726
467,115	Series 2014-H17, Class FC, VAR, 0.671%, 07/20/64	466,792
	Vendee Mortgage Trust,
55,948	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	61,826
131,573	Series 1996-1, Class 1Z, 6.750%, 02/15/26	151,140
71,829	Series 1996-2, Class 1Z, 6.750%, 06/15/26	83,162
259,629	Series 1997-1, Class 2Z, 7.500%, 02/15/27	307,151

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
70,574	Series 1998-1, Class 2E, 7.000%, 03/15/28	82,681

		31,627,129

	Non-Agency CMO — 6.8%
	Alternative Loan Trust,
14,420	Series 2003-J1, Class PO, PO, 10/25/33	12,208
2,065,440	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	2,081,056
540,881	Series 2005-20CB, Class 3A8, IF, IO, 4.576%, 07/25/35	66,050
711,350	Series 2005-22T1, Class A2, IF, IO, 4.896%, 06/25/35	105,254
777,695	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	752,523
380,190	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	346,143
536,536	Series 2005-J1, Class 1A4, IF, IO, 4.926%, 02/25/35	44,792
	Banc of America Alternative Loan Trust,
3,420	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	3,420
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	261,133
29,582	Series 2004-6, Class 15PO, PO, 07/25/19	28,760
	Banc of America Funding Trust,
40,401	Series 2004-1, Class PO, PO, 03/25/34	33,047
275,356	Series 2005-6, Class 2A7, 5.500%, 10/25/35	271,055
42,192	Series 2005-7, Class 30PO, PO, 11/25/35	34,042
162,603	Series 2005-E, Class 4A1, VAR, 2.690%, 03/20/35	162,160
	Banc of America Mortgage Trust,
11,904	Series 2003-8, Class APO, PO, 11/25/33	9,777
42,105	Series 2004-3, Class 1A26, 5.500%, 04/25/34	43,018
8,547	Series 2004-4, Class APO, PO, 05/25/34	7,444
133,521	Series 2004-5, Class 2A2, 5.500%, 06/25/34	136,047
122,601	Series 2004-6, Class 2A5, PO, 07/25/34	107,977
29,567	Series 2004-6, Class APO, PO, 07/25/34	26,427
17,674	Series 2004-7, Class 1A19, PO, 08/25/34	16,269
107,789	Series 2004-J, Class 3A1, VAR, 2.861%, 11/25/34	105,859
	BCAP LLC Trust,
91,059	Series 2011-RR5, Class 11A3, VAR, 0.324%, 05/28/36 (e)	89,584
5,929	Series 2011-RR5, Class 14A3, VAR, 0.574%, 07/26/36 (e)	5,913
	Bear Stearns ARM Trust,
54,677	Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	54,707
97,840	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	98,715
327,444	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	326,421
	CHL Mortgage Pass-Through Trust,
9,200	Series 2003-J7, Class 4A3, IF, 9.548%, 08/25/18	9,583
66,212	Series 2004-7, Class 2A1, VAR, 2.470%, 06/25/34	64,829
39,617	Series 2004-HYB1, Class 2A, VAR, 2.512%, 05/20/34	37,772
57,782	Series 2004-HYB3, Class 2A, VAR, 2.203%, 06/20/34	54,849
59,639	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	61,112
5,817	Series 2004-J8, Class POA, PO, 11/25/19	5,697
146,180	Series 2005-16, Class A23, 5.500%, 09/25/35	136,633
306,464	Series 2005-22, Class 2A1, VAR, 2.437%, 11/25/35	259,061
173,724	Citigroup Mortgage Loan Trust, Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	177,666
	Citigroup Mortgage Loan Trust, Inc.,
11,777	Series 2003-UP3, Class A3, 7.000%, 09/25/33	12,186
10,266	Series 2003-UST1, Class A1, 5.500%, 12/25/18	10,366
2,678	Series 2003-UST1, Class PO1, PO, 12/25/18	2,543
2,888	Series 2003-UST1, Class PO3, PO, 12/25/18	2,789
94,511	Series 2005-1, Class 2A1A, VAR, 2.616%, 04/25/35	72,121
4,459	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	4,342
	CSMC,
163,247	Series 2010-11R, Class A6, VAR, 1.178%, 06/28/47 (e)	157,012
56,014	Series 2011-9R, Class A1, VAR, 2.176%, 03/27/46 (e)	56,138
41,018	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	41,293
218,096	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	197,456

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	First Horizon Mortgage Pass-Through Trust,
200,725	Series 2004-AR7, Class 2A2, VAR, 2.571%, 02/25/35	201,288
152,552	Series 2005-AR1, Class 2A2, VAR, 2.623%, 04/25/35	150,953
	GMACM Mortgage Loan Trust,
101,804	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	100,516
97,799	Series 2004-J5, Class A7, 6.500%, 01/25/35	101,969
491,882	Series 2005-AR3, Class 3A4, VAR, 2.798%, 06/19/35	484,178
	GSR Mortgage Loan Trust,
83,214	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	83,954
321,669	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	344,367
90,089	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	94,006
57,408	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.524%, 05/25/36	55,552
1,193,974	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	12
106,451	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.430%, 11/25/33	106,654
65,444	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.645%, 04/21/34	65,805
	MASTR Alternative Loan Trust,
87,194	Series 2003-9, Class 8A1, 6.000%, 01/25/34	87,157
156,594	Series 2004-4, Class 10A1, 5.000%, 05/25/24	165,418
189,242	Series 2004-6, Class 7A1, 6.000%, 07/25/34	192,618
22,821	Series 2004-7, Class 30PO, PO, 08/25/34	17,582
96,979	Series 2004-8, Class 6A1, 5.500%, 09/25/19	100,129
80,017	Series 2004-10, Class 1A1, 4.500%, 09/25/19	81,305
	MASTR Asset Securitization Trust,
245,290	Series 2003-11, Class 9A6, 5.250%, 12/25/33	258,003
15,712	Series 2003-12, Class 15PO, PO, 12/25/18	15,231
25,584	Series 2004-6, Class 15PO, PO, 07/25/19	24,949
13,862	Series 2004-8, Class PO, PO, 08/25/19	12,920
42,308	Series 2004-10, Class 15PO, PO, 10/25/19	41,148
104,790	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	83,832
58,960	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.814%, 02/25/35	57,489
48,233	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	48,681
358,024	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	90,435
	RALI Trust,
26,548	Series 2002-QS8, Class A5, 6.250%, 06/25/17	26,830
732,580	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	761,847
7,979	Series 2003-QS3, Class A2, IF, 16.118%, 02/25/18	8,802
332	Series 2003-QS3, Class A8, IF, IO, 7.426%, 02/25/18	2
58,907	Series 2003-QS9, Class A3, IF, IO, 7.376%, 05/25/18	5,295
87,877	Series 2003-QS14, Class A1, 5.000%, 07/25/18	89,332
27,606	Series 2003-QS18, Class A1, 5.000%, 09/25/18	28,104
6,850	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	6,998
137,012	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.737%, 09/25/35	114,303
4,662	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	4,737
	Salomon Brothers Mortgage Securities VII, Inc.,
64,654	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	65,456
997	Series 2003-UP2, Class PO1, PO, 12/25/18	878
	Springleaf Mortgage Loan Trust,
49,265	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	49,417
169,570	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	169,349
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	121,669
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	108,179
146,901	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	146,648
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127,419

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
104,267	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.353%, 06/25/34	103,735
99,599	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	101,726
	WaMu Mortgage Pass-Through Certificates Trust,
18,999	Series 2003-AR8, Class A, VAR, 2.381%, 08/25/33	19,514
88,559	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	91,137
1,157	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1,155
33,244	Series 2004-AR3, Class A2, VAR, 2.372%, 06/25/34	33,553
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,307,885	Series 2005-2, Class 1A4, IF, IO, 4.876%, 04/25/35	180,313
383,383	Series 2005-2, Class 2A3, IF, IO, 4.826%, 04/25/35	48,212
342,629	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	71,345
328,823	Series 2005-4, Class CB7, 5.500%, 06/25/35	302,741
16,435	Series 2005-4, Class DP, PO, 06/25/20	15,866
109,490	Series 2005-6, Class 2A4, 5.500%, 08/25/35	105,134
	Wells Fargo Mortgage-Backed Securities Trust,
25,765	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	25,875
51,530	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	52,368
57,476	Series 2004-EE, Class 3A1, VAR, 2.497%, 12/25/34	57,876
158,492	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	158,975
299,264	Series 2005-AR3, Class 1A1, VAR, 2.620%, 03/25/35	301,456
82,863	Series 2005-AR8, Class 2A1, VAR, 2.602%, 06/25/35	83,230
71,745	Series 2005-AR16, Class 2A1, VAR, 2.594%, 02/25/34	72,681

		13,321,557

	Total Collateralized Mortgage Obligations (Cost $41,432,954)	44,948,686

Commercial Mortgage-Backed Securities — 2.1%
71,623	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/25 (e)	71,861
255,329	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	257,903
229,959	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	238,456
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
71,901	Series 2005-3, Class A4, 4.668%, 07/10/43	71,955
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	125,771
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	104,082
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	99,495
	Bear Stearns Commercial Mortgage Securities Trust,
88,857	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	88,923
338,003	Series 2006-PW11, Class A4, VAR, 5.438%, 03/11/39	346,029
10,113,988	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.357%, 12/11/49 (e)	59,369
93,840	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	95,217
	COMM Mortgage Trust,
125,000	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	128,094
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	216,113
552,300	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.469%, 02/15/39	563,274
229,000	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 03/25/24	246,458
76,123	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	76,870
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	124,184
3,199,315	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.466%, 12/15/43 (e)	21,727
616,933	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	629,124
12,378	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.532%, 08/15/39	12,374

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	121,671
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110,914
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	215,584
16,548	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.191%, 01/15/41	16,589
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	122,345

	Total Commercial Mortgage-Backed Securities (Cost $4,012,500)	4,164,382

Corporate Bonds — 17.1%
Consumer Discretionary — 1.5%
	Auto Components — 0.0%(g)
7,000	Johnson Controls, Inc., 4.950%, 07/02/64	7,505

	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	151,725

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
66,000	3.300%, 12/05/21	68,642
65,000	4.800%, 12/05/34	71,284

		139,926

	Media — 1.2%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	67,425
50,000	7.250%, 05/18/18	58,466
150,000	7.300%, 04/30/28	194,548
	CBS Corp.,
21,000	3.375%, 03/01/22	21,365
78,000	3.700%, 08/15/24	80,318
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	104,630
	Comcast Corp.,
39,000	4.200%, 08/15/34	42,250
87,000	4.250%, 01/15/33	93,325
50,000	5.900%, 03/15/16	52,451
50,000	6.450%, 03/15/37	67,706
30,000	6.500%, 01/15/17	32,901
35,000	6.500%, 11/15/35	47,573
20,000	Cox Communications, Inc., 8.375%, 03/01/39 (e)	28,319
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
25,000	3.800%, 03/15/22	25,912
125,000	4.600%, 02/15/21	136,685
42,000	5.000%, 03/01/21	46,748
125,000	6.000%, 08/15/40	141,705
	Discovery Communications LLC,
78,000	4.375%, 06/15/21	84,129
30,000	4.950%, 05/15/42	31,672
100,000	Historic TW, Inc., 9.150%, 02/01/23	138,108
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	98,086
	Thomson Reuters Corp., (Canada),
25,000	3.850%, 09/29/24	25,887
84,000	3.950%, 09/30/21	89,662
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	62,792
50,000	6.750%, 07/01/18	57,449
50,000	7.300%, 07/01/38	67,401
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	67,187
25,000	8.375%, 07/15/33	36,664
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	39,078
75,000	6.200%, 03/15/40	95,877
7,000	6.250%, 03/29/41	9,034
15,000	6.500%, 11/15/36	19,466
	Viacom, Inc.,
15,000	2.750%, 12/15/19	15,236
22,000	3.250%, 03/15/23	21,713
43,000	3.875%, 12/15/21	44,994
20,000	4.500%, 02/27/42	19,045
16,000	4.850%, 12/15/34	16,529
5,000	6.250%, 04/30/16	5,297

		2,287,633

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	19,820
26,000	4.500%, 12/15/34	27,519
9,000	5.125%, 01/15/42	10,088

		57,427

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	34,421
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	73,076

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	105,033

		212,530

	Total Consumer Discretionary	2,856,746

Consumer Staples — 0.7%
	Beverages — 0.1%
23,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	27,834
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	105,560
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	20,541
15,000	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	15,126

		169,061

	Food & Staples Retailing — 0.2%
21,000	Costco Wholesale Corp., 2.250%, 02/15/22	20,952
	CVS Health Corp.,
36,000	4.000%, 12/05/23	39,024
16,000	5.300%, 12/05/43	19,546
	Kroger Co. (The),
67,000	4.000%, 02/01/24	72,191
18,000	5.400%, 07/15/40	21,380
25,000	7.500%, 04/01/31	34,080
19,000	Sysco Corp., 3.000%, 10/02/21	19,618
	Walgreens Boots Alliance, Inc.,
36,000	3.300%, 11/18/21	37,063
47,000	3.800%, 11/18/24	48,596
23,000	4.500%, 11/18/34	24,309
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	97,791

		434,550

	Food Products — 0.3%
25,000	Archer-Daniels-Midland Co., 5.935%, 10/01/32	32,173
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	67,773
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,171
8,000	ConAgra Foods, Inc., 2.100%, 03/15/18	8,033
13,000	Kellogg Co., 1.750%, 05/17/17	13,132
	Kraft Foods Group, Inc.,
35,000	3.500%, 06/06/22	36,213
31,000	5.375%, 02/10/20	35,247
122,000	6.125%, 08/23/18	138,523
100,000	6.875%, 01/26/39	133,079
75,000	Mondelez International, Inc., 4.000%, 02/01/24	81,225
49,000	Tyson Foods, Inc., 3.950%, 08/15/24	51,768

		626,337

	Household Products — 0.1%
57,242	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	70,723

	Total Consumer Staples	1,300,671

	Energy — 2.0%
	Energy Equipment & Services — 0.1%
21,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	17,568
9,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	9,014
54,000	Halliburton Co., 3.500%, 08/01/23	56,083
30,000	Nabors Industries, Inc., 5.000%, 09/15/20	29,877
	Noble Holding International Ltd., (Cayman Islands),
6,000	4.000%, 03/16/18	6,033
5,000	4.625%, 03/01/21	4,727
25,000	6.050%, 03/01/41	21,338
18,000	6.950%, 04/01/45	17,062
	Transocean, Inc., (Cayman Islands),
51,000	6.375%, 12/15/21	42,904
42,000	6.500%, 11/15/20	35,227
14,000	7.350%, 12/15/41	10,693

		250,526

	Oil, Gas & Consumable Fuels — 1.9%
50,000	Apache Corp., 6.900%, 09/15/18	57,848
18,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	18,142
	BP Capital Markets plc, (United Kingdom),
121,000	2.750%, 05/10/23	118,036
15,000	3.506%, 03/17/25	15,299
150,000	4.742%, 03/11/21	167,419
15,000	Buckeye Partners LP, 4.875%, 02/01/21	15,902
	Canadian Natural Resources Ltd., (Canada),
25,000	3.900%, 02/01/25	25,240
100,000	5.900%, 02/01/18	110,365
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,314
23,000	4.450%, 09/15/42	21,079
8,000	6.750%, 11/15/39	9,561
20,000	Chevron Corp., 2.355%, 12/05/22	19,758
200,000	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	212,235
	ConocoPhillips,
25,000	5.750%, 02/01/19	28,712
120,000	6.000%, 01/15/20	141,441
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	80,439
43,000	ConocoPhillips Co., 3.350%, 11/15/24	44,312

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	47,479
21,000	4.750%, 05/15/42	22,459
33,000	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	31,482
	Energy Transfer Partners LP,
27,000	3.600%, 02/01/23	26,746
17,000	5.150%, 03/15/45	17,107
	Enterprise Products Operating LLC,
25,000	3.750%, 02/15/25	25,807
25,000	3.900%, 02/15/24	26,156
6,000	4.950%, 10/15/54	6,404
16,000	5.100%, 02/15/45	17,925
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,985
55,000	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	53,096
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	68,120
	Magellan Midstream Partners LP,
14,000	3.200%, 03/15/25	13,965
76,000	5.150%, 10/15/43	83,586
150,000	Marathon Oil Corp., 6.000%, 10/01/17	166,552
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	29,331
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	99,625
14,000	Noble Energy, Inc., 5.050%, 11/15/44	14,690
	ONEOK Partners LP,
50,000	3.800%, 03/15/20	50,980
100,000	4.900%, 03/15/25	101,182
15,000	6.650%, 10/01/36	15,928
	Petrobras Global Finance B.V., (Netherlands),
56,000	4.375%, 05/20/23	47,886
45,000	5.375%, 01/27/21	40,377
147,000	6.250%, 03/17/24	137,533
25,000	7.875%, 03/15/19	25,462
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	79,193
	Petroleos Mexicanos, (Mexico),
30,000	4.250%, 01/15/25 (e)	30,407
20,000	4.875%, 01/18/24	21,170
33,000	5.500%, 06/27/44 (e)	32,835
42,000	6.375%, 01/23/45	46,956
	Plains All American Pipeline LP/PAA Finance Corp.,
15,000	2.600%, 12/15/19	15,070
50,000	3.600%, 11/01/24	50,200
50,000	4.900%, 02/15/45	52,573
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	44,231
50,000	5.650%, 03/01/20	55,075
45,000	7.500%, 09/15/38	54,746
50,000	8.000%, 10/01/19	60,576
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	35,048
19,000	3.500%, 03/15/25	19,095
7,000	4.500%, 03/15/45	7,105
25,000	5.950%, 09/25/43	30,266
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	140,460
50,000	3.125%, 08/17/17	52,357
23,000	3.250%, 11/10/24	23,691
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	59,285
	Sunoco Logistics Partners Operations LP,
13,000	4.250%, 04/01/24	13,350
53,000	5.350%, 05/15/45	55,735
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	44,569
5,000	5.850%, 02/01/37	5,138
10,000	6.250%, 02/01/38	10,813
40,000	7.750%, 06/01/19	46,157
	Total Capital International S.A., (France),
28,000	1.550%, 06/28/17	28,314
50,000	2.750%, 06/19/21	51,146
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	152,547
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	57,142
50,000	7.125%, 01/15/19	58,965

		3,717,180

	Total Energy	3,967,706

Financials — 6.8%
	Banks — 2.4%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	50,377
295,000	Series L, 5.650%, 05/01/18	327,234
50,000	5.700%, 01/24/22	58,462
245,000	5.750%, 12/01/17	269,586
135,000	6.400%, 08/28/17	149,624
50,000	6.500%, 08/01/16	53,363
90,000	6.875%, 04/25/18	102,947
25,000	7.625%, 06/01/19	30,175
100,000	Bank of Nova Scotia (The), (Canada), 2.550%, 01/12/17	102,673

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
150,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	165,109
	BB&T Corp.,
100,000	3.950%, 04/29/16	103,522
50,000	5.250%, 11/01/19	56,538
	Citigroup, Inc.,
40,000	1.850%, 11/24/17	40,281
50,000	2.400%, 02/18/20	50,178
22,000	3.875%, 10/25/23	23,223
50,000	4.300%, 11/20/26	51,715
150,000	4.700%, 05/29/15	150,974
30,000	4.750%, 05/19/15	30,162
9,000	5.375%, 08/09/20	10,297
58,000	5.500%, 09/13/25	65,737
5,000	6.000%, 08/15/17	5,500
100,000	8.125%, 07/15/39	157,308
45,000	8.500%, 05/22/19	56,042
10,000	Comerica, Inc., 3.800%, 07/22/26	10,175
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	98,000
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	100,726
111,000	4.125%, 08/12/20 (e)	121,013
9,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	9,018
200,000	National Australia Bank Ltd., (Australia), 2.750%, 09/28/15 (e)	202,233
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	171,405
25,000	5.250%, 11/15/15	25,656
25,000	5.625%, 02/01/17	26,875
25,000	6.700%, 06/10/19	29,738
	Royal Bank of Canada, (Canada),
50,000	1.875%, 02/05/20	50,093
80,000	2.000%, 10/01/18	81,842
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	73,643
	U.S. Bancorp,
90,000	2.450%, 07/27/15	90,581
100,000	7.500%, 06/01/26	135,317
50,000	Wachovia Corp., 5.750%, 02/01/18	55,912
	Wells Fargo & Co.,
284,000	5.606%, 01/15/44	343,896
200,000	SUB, 3.676%, 06/15/16	207,090
	Wells Fargo Bank N.A.,
250,000	6.000%, 11/15/17	279,322
250,000	VAR, 0.601%, 03/15/16	249,915
121,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	136,021

		4,609,498

	Capital Markets — 1.6%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	64,886
	Bank of New York Mellon Corp. (The),
75,000	Series 1, 2.950%, 06/18/15	75,412
100,000	3.250%, 09/11/24	103,351
83,000	3.650%, 02/04/24	88,810
55,000	4.600%, 01/15/20	61,468
	BlackRock, Inc.,
130,000	Series 2, 5.000%, 12/10/19	147,942
65,000	6.250%, 09/15/17	72,970
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	117,112
	Goldman Sachs Group, Inc. (The),
36,000	2.600%, 04/23/20	36,377
55,000	2.625%, 01/31/19	56,192
75,000	3.625%, 02/07/16	76,605
20,000	3.700%, 08/01/15	20,196
23,000	5.250%, 07/27/21	26,156
156,000	5.375%, 03/15/20	177,022
200,000	5.950%, 01/18/18	222,695
75,000	5.950%, 01/15/27	87,895
50,000	6.150%, 04/01/18	56,212
80,000	6.750%, 10/01/37	105,044
125,000	7.500%, 02/15/19	149,185
29,000	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	30,932
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	55,739
110,000	6.450%, 06/08/27	118,800
65,000	6.875%, 04/15/21	73,497
35,000	8.500%, 07/15/19	41,860
	Macquarie Bank Ltd., (Australia),
62,000	2.000%, 08/15/16 (e)	62,723
223,000	5.000%, 02/22/17 (e)	237,484
	Morgan Stanley,
25,000	2.650%, 01/27/20	25,348
69,000	3.700%, 10/23/24	71,938
20,000	4.350%, 09/08/26	20,965
35,000	5.500%, 07/28/21	40,602
200,000	5.625%, 09/23/19	227,655
130,000	5.950%, 12/28/17	144,130
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	77,747

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	State Street Corp.,
24,000	3.100%, 05/15/23	24,276
77,000	3.700%, 11/20/23	82,768
17,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	17,285
100,000	UBS AG, (Switzerland), 5.750%, 04/25/18	111,859

		3,211,138

	Consumer Finance — 0.9%
50,000	American Express Co., 7.000%, 03/19/18	57,766
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	201,629
33,000	2.250%, 08/15/19	33,562
110,000	Capital One Financial Corp., 3.500%, 06/15/23	112,924
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	89,360
100,000	7.050%, 10/01/18	117,681
50,000	7.150%, 02/15/19	59,983
	Ford Motor Credit Co. LLC,
200,000	3.984%, 06/15/16	206,206
200,000	4.250%, 02/03/17	210,012
	HSBC Finance Corp.,
150,000	5.000%, 06/30/15	151,604
50,000	7.350%, 11/27/32	66,209
	HSBC USA, Inc.,
100,000	1.625%, 01/16/18	100,003
135,000	2.350%, 03/05/20	135,675
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	39,044
42,000	3.150%, 10/15/21	44,111
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	101,954
87,000	3.200%, 06/17/15	87,529

		1,815,252

	Diversified Financial Services — 0.8%
	CME Group, Inc.,
97,000	3.000%, 03/15/25	97,985
16,000	5.300%, 09/15/43	19,796
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	78,900
	General Electric Capital Corp.,
305,000	5.500%, 01/08/20	353,160
350,000	5.625%, 05/01/18	392,994
100,000	5.875%, 01/14/38	129,292
200,000	6.750%, 03/15/32	276,630
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,716
59,000	4.000%, 10/15/23	63,758
50,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/01/18	64,782
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	42,123
60,000	6.375%, 12/15/38	83,074

		1,626,210

	Insurance — 0.8%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	35,183
31,000	Allstate Corp. (The), 3.150%, 06/15/23	32,020
59,000	American International Group, Inc., 4.125%, 02/15/24	63,869
	Aon Corp.,
40,000	3.125%, 05/27/16	41,021
23,000	3.500%, 09/30/15	23,312
18,000	6.250%, 09/30/40	23,593
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	33,461
62,000	4.300%, 05/15/43	67,682
50,000	5.400%, 05/15/18	56,300
100,000	5.750%, 01/15/40	130,955
75,000	CNA Financial Corp., 5.875%, 08/15/20	86,744
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	29,914
20,000	Lincoln National Corp., 4.850%, 06/24/21	22,414
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	102,554
28,000	MetLife, Inc., 4.050%, 03/01/45	28,997
	Metropolitan Life Global Funding I,
100,000	1.500%, 01/10/18 (e)	100,421
175,000	3.650%, 06/14/18 (e)	186,063
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	121,013
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	106,292
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205,722
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	28,233

		1,525,763

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
40,000	3.500%, 01/31/23	39,649
38,000	5.000%, 02/15/24	41,553
50,000	American Tower Trust I, 3.070%, 03/15/23 (e)	50,197

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Equity Commonwealth,
75,000	5.875%, 09/15/20	83,322
100,000	6.650%, 01/15/18	109,490
	HCP, Inc.,
23,000	3.875%, 08/15/24	23,373
92,000	5.375%, 02/01/21	103,573
37,000	Health Care REIT, Inc., 4.500%, 01/15/24	39,726
27,000	Prologis LP, 4.250%, 08/15/23	29,032
	Simon Property Group LP,
20,000	4.375%, 03/01/21	22,138
50,000	5.650%, 02/01/20	57,851
	Ventas Realty LP,
9,000	3.500%, 02/01/25	9,037
29,000	3.750%, 05/01/24	29,792

		638,733

	Total Financials	13,426,594

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,611
100,000	5.150%, 11/15/41	115,176
40,000	5.700%, 02/01/19	45,742
82,000	5.750%, 03/15/40	99,674
49,000	Celgene Corp., 3.250%, 08/15/22	50,098
29,000	Gilead Sciences, Inc., 3.500%, 02/01/25	30,581

		368,882

	Health Care Providers & Services — 0.1%
	Anthem, Inc.,
47,000	2.300%, 07/15/18	47,685
18,000	3.300%, 01/15/23	18,285
18,000	4.650%, 01/15/43	19,511
65,000	4.650%, 08/15/44	71,560
23,000	Cardinal Health, Inc., 2.400%, 11/15/19	23,275
48,000	Express Scripts Holding Co., 3.500%, 06/15/24	49,417
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,256
50,000	UnitedHealth Group, Inc., 6.625%, 11/15/37	71,314

		331,303

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	45,160
22,000	2.900%, 11/06/22	21,823
	Actavis Funding SCS, (Luxembourg),
43,000	3.000%, 03/12/20	43,993
42,000	3.450%, 03/15/22	43,020
42,000	4.550%, 03/15/35	43,777
52,000	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	57,821
	Merck & Co., Inc.,
21,000	2.350%, 02/10/22	21,018
63,000	2.800%, 05/18/23	64,477
10,000	3.700%, 02/10/45	10,047
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	14,008
9,000	4.700%, 02/01/43	9,385

		374,529

	Total Health Care	1,074,714

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
32,000	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	32,140
45,000	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	47,238
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	64,085
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,632
30,000	4.850%, 09/15/41	34,739

		211,834

	Air Freight & Logistics — 0.0% (g)
16,000	FedEx Corp., 3.900%, 02/01/35	16,113
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	45,513

		61,626

	Airlines — 0.1%
24,760	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	26,060
23,129	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	25,067
37,305	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	39,963

		91,090

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	31,850
17,000	4.125%, 06/15/23	15,895
28,000	4.875%, 07/15/42	22,400
21,000	Republic Services, Inc., 3.550%, 06/01/22	21,973
	Waste Management, Inc.,
8,000	3.900%, 03/01/35	8,199

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
43,000	4.750%, 06/30/20	47,997

		148,314

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	23,468
44,000	Fluor Corp., 3.375%, 09/15/21	45,942

		69,410

	Industrial Conglomerates — 0.0% (g)
44,000	Danaher Corp., 3.900%, 06/23/21	48,301
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	24,587

		72,888

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	82,456
	Parker-Hannifin Corp.,
30,000	4.450%, 11/21/44	33,539
25,000	5.500%, 05/15/18	27,982

		143,977

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	51,004
25,000	3.600%, 09/01/20	26,885
25,000	4.375%, 09/01/42	26,372
77,000	5.150%, 09/01/43	89,818
75,000	5.400%, 06/01/41	90,163
100,000	5.650%, 05/01/17	109,383
85,000	5.750%, 05/01/40	106,245
35,000	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	38,786
	CSX Corp.,
33,000	4.250%, 06/01/21	36,442
50,000	5.500%, 04/15/41	62,263
25,000	7.375%, 02/01/19	30,029
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	49,441
12,000	5.625%, 03/15/42 (e)	13,994
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	71,129
78,000	6.000%, 05/23/11 †	98,943
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,617
35,000	Ryder System, Inc., 3.600%, 03/01/16	35,833

		964,347

	Total Industrials	1,763,486

Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
11,000	2.900%, 03/04/21	11,580
80,000	5.500%, 02/22/16	83,508
75,000	5.900%, 02/15/39	96,386

		191,474

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,337
8,000	4.500%, 03/01/23	8,375
25,000	6.000%, 04/01/20	28,493
80,000	6.875%, 06/01/18	90,094
7,000	7.500%, 01/15/27	8,610

		148,909

	Internet Software & Services — 0.1%
	eBay, Inc.,
25,000	2.600%, 07/15/22	23,893
25,000	2.875%, 08/01/21	25,083
100,000	3.450%, 08/01/24	99,019

		147,995

	IT Services — 0.3%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	63,324
	International Business Machines Corp.,
174,000	1.625%, 05/15/20	171,665
169,000	4.000%, 06/20/42	169,878
50,000	6.220%, 08/01/27	64,506
	Xerox Corp.,
17,000	4.500%, 05/15/21	18,447
35,000	5.625%, 12/15/19	39,623
50,000	6.750%, 02/01/17	54,684

		582,127

	Semiconductors & Semiconductor Equipment — 0.1%
60,000	Intel Corp., 4.000%, 12/15/32	62,411
110,000	National Semiconductor Corp., 6.600%, 06/15/17	123,071

		185,482

	Software — 0.3%
	Microsoft Corp.,
75,000	1.625%, 09/25/15	75,462
65,000	2.375%, 02/12/22	65,469
108,000	2.375%, 05/01/23	107,887
18,000	3.500%, 02/12/35	17,953
19,000	4.000%, 02/12/55	18,968

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	Oracle Corp.,
52,000	2.800%, 07/08/21	53,861
51,000	4.300%, 07/08/34	55,338
50,000	5.250%, 01/15/16	51,865
50,000	5.750%, 04/15/18	56,493
100,000	6.500%, 04/15/38	137,233

		640,529

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
55,000	2.150%, 02/09/22	54,288
142,000	2.400%, 05/03/23	140,256
126,000	2.850%, 05/06/21	131,283
31,000	3.450%, 02/09/45	29,427
69,000	VAR, 0.503%, 05/03/18	69,189
25,000	Dell, Inc., 7.100%, 04/15/28	27,188
	EMC Corp.,
40,000	1.875%, 06/01/18	40,468
50,000	3.375%, 06/01/23	51,974
	Hewlett-Packard Co.,
24,000	4.300%, 06/01/21	25,787
20,000	4.650%, 12/09/21	21,878
71,000	6.000%, 09/15/41	79,018

		670,756

	Total Information Technology	2,567,272

Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
22,000	3.375%, 03/15/25	22,001
10,000	4.125%, 03/15/35	9,914
38,000	5.250%, 01/15/45	42,818
80,000	CF Industries, Inc., 7.125%, 05/01/20	96,395
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	40,699
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	58,676
25,000	4.900%, 01/15/41	28,084
	Monsanto Co.,
31,000	2.750%, 07/15/21	31,727
12,000	4.200%, 07/15/34	12,860
12,000	4.700%, 07/15/64	13,058
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	25,357
71,000	4.250%, 11/15/23	75,719
8,000	4.875%, 11/15/41	8,452
36,000	5.450%, 11/15/33	41,625
22,000	5.625%, 11/15/43	26,125
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,476
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	17,195
50,000	9.000%, 05/01/21	67,478
16,000	Praxair, Inc., 2.650%, 02/05/25	15,823
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	129,808
80,000	7.750%, 10/01/96	108,044

		882,334

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	19,197

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	47,006
40,000	5.400%, 03/29/17	43,411
80,000	6.500%, 04/01/19	94,187
55,000	Freeport-McMoRan, Inc., 4.550%, 11/14/24	52,847
13,000	Nucor Corp., 4.000%, 08/01/23	13,641
12,000	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	12,654
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	29,160
	Teck Resources Ltd., (Canada),
26,000	3.750%, 02/01/23	24,351
42,000	4.750%, 01/15/22	42,289

		359,546

	Total Materials	1,261,077

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
140,000	3.875%, 08/15/21	148,315
10,000	4.300%, 12/15/42	9,565
205,000	5.350%, 09/01/40	223,720
100,000	5.500%, 02/01/18	110,084
45,000	6.300%, 01/15/38	53,874
50,772	BellSouth Telecommunications LLC, 6.300%, 12/15/15	51,798
50,000	Centel Capital Corp., 9.000%, 10/15/19	60,568
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	107,005
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	127,280
35,000	Orange S.A., (France), 2.750%, 09/14/16	35,789

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Telefonica Emisiones S.A.U., (Spain),
25,000	5.134%, 04/27/20	28,218
19,000	5.462%, 02/16/21	21,714
	Verizon Communications, Inc.,
16,000	2.625%, 02/21/20	16,278
45,000	3.000%, 11/01/21	45,898
89,000	3.500%, 11/01/24	91,079
72,000	4.400%, 11/01/34	73,343
106,000	4.500%, 09/15/20	117,053
89,000	4.522%, 09/15/48 (e)	88,596
81,000	4.672%, 03/15/55 (e)	79,327
323,000	4.862%, 08/21/46	338,160
4,000	6.400%, 09/15/33	4,993
	Verizon Pennsylvania LLC,
100,000	8.350%, 12/15/30	132,805
50,000	8.750%, 08/15/31	73,735

		2,039,197

	Wireless Telecommunication Services — 0.2%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,288
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	85,303
50,000	6.800%, 08/15/18	58,006
25,000	8.750%, 05/01/32	36,460
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,966
50,000	1.625%, 03/20/17	50,304

		320,327

	Total Telecommunication Services	2,359,524

Utilities — 1.6%
	Electric Utilities — 1.2%
62,000	Alabama Power Co., 6.125%, 05/15/38	84,761
9,000	Arizona Public Service Co., 4.500%, 04/01/42	10,159
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	43,432
75,000	5.100%, 04/15/18	83,340
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	84,620
25,000	Duke Energy Progress, Inc., 5.300%, 01/15/19	28,283
	Electricite de France S.A., (France),
40,000	2.150%, 01/22/19 (e)	40,523
75,000	6.000%, 01/22/14 (e) ††	90,987
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	73,333
30,000	5.950%, 02/01/38	40,801
25,000	Georgia Power Co., 5.950%, 02/01/39	32,910
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	20,131
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	142,098
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	24,203
50,000	5.300%, 10/01/41	58,933
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	19,961
40,000	4.881%, 08/15/19 (e)	44,787
25,000	Northern States Power Co., 6.250%, 06/01/36	34,803
40,000	Ohio Power Co., 6.050%, 05/01/18	45,110
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	35,033
25,000	7.000%, 09/01/22	32,025
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	26,509
75,000	5.625%, 11/30/17	82,873
100,000	6.050%, 03/01/34	130,647
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	104,987
35,000	Progress Energy, Inc., 4.400%, 01/15/21	38,584
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	19,155
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	240,892
28,000	Public Service Electric & Gas Co., 5.375%, 11/01/39	36,015
	Southern California Edison Co.,
19,000	1.845%, 02/01/22	19,105
53,000	Series C, 3.500%, 10/01/23	56,615
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	62,285
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	198,360
	Virginia Electric & Power Co.,
50,000	5.400%, 04/30/18	55,951
70,000	5.950%, 09/15/17	77,827
70,000	6.350%, 11/30/37	98,435
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	27,973

		2,346,446

	Gas Utilities — 0.1%
50,000	Atmos Energy Corp., 4.125%, 10/15/44	53,439
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	24,856

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	27,859

		106,154

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
15,000	2.950%, 01/15/20	15,253
78,000	4.000%, 10/01/20	82,585
29,000	5.750%, 10/01/41	33,400
37,000	PSEG Power LLC, 5.125%, 04/15/20	41,474

		172,712

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	39,221
42,000	4.400%, 06/01/43	45,545
96,000	5.875%, 03/15/41	125,666
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	48,957
	Sempra Energy,
47,000	3.550%, 06/15/24	49,219
62,000	4.050%, 12/01/23	67,205
100,000	6.500%, 06/01/16	106,387

		482,200

	Total Utilities	3,107,512

	Total Corporate Bonds (Cost $31,206,025)	33,685,302

Foreign Government Securities — 0.5%
75,000	Province of Ontario, (Canada), 2.700%, 06/16/15	75,350
7,000	Republic of Peru, (Peru), 5.625%, 11/18/50	8,540
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	54,816
200,000	Republic of Turkey, (Turkey), 5.750%, 03/22/24	221,750
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	210,866
200,000	3.600%, 01/30/25	205,000
58,000	4.000%, 10/02/23	61,364
48,000	5.550%, 01/21/45	56,160

	Total Foreign Government Securities (Cost $835,889)	893,846

Mortgage Pass-Through Securities — 10.1%
	Federal Home Loan Mortgage Corp.,
102,406	ARM, 2.209%, 03/01/35	108,299
53,275	ARM, 2.235%, 01/01/27	56,038
93,716	ARM, 2.298%, 04/01/34	99,547
17,747	ARM, 2.320%, 04/01/30	18,756
26,103	ARM, 2.416%, 01/01/37	28,047
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
12,527	4.500%, 08/01/18	13,137
48,850	6.500%, 10/01/17—02/01/19	50,620
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17,748	6.000%, 12/01/22	20,149
36,524	6.500%, 11/01/22	41,842
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
76,519	5.500%, 10/01/33	86,883
150,099	6.000%, 04/01/26—02/01/39	170,794
188,058	6.500%, 11/01/25—11/01/34	217,383
65,515	7.000%, 04/01/35	73,358
4,204	8.500%, 07/01/28	5,231
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,751,107	3.500%, 04/01/33—06/01/42	1,852,740
425,230	4.000%, 06/01/42	463,115
42,979	7.000%, 07/01/29	48,639
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
13,279	10.000%, 01/01/20—09/01/20	13,669
59	12.000%, 07/01/19	59
	Federal National Mortgage Association,
332,240	ARM, 1.894%, 01/01/35	350,365
717	ARM, 1.895%, 03/01/19	740
75,348	ARM, 2.149%, 10/01/34	80,221
69,111	ARM, 2.220%, 05/01/35	73,271
79,733	ARM, 2.254%, 01/01/34	84,831
7,645	ARM, 2.262%, 04/01/34	7,834
99,199	ARM, 2.273%, 08/01/34	105,794
74,835	ARM, 2.277%, 07/01/33	79,718
71,829	ARM, 2.437%, 04/01/33	77,228
2,616	ARM, 3.696%, 03/01/29	2,787
	Federal National Mortgage Association, 15 Year, Single Family,
57,685	3.500%, 09/01/18—05/01/19	61,214
77,301	4.500%, 03/01/23—05/01/23	82,910
8,448	5.000%, 06/01/18	8,878
33,035	5.500%, 04/01/22	34,903
64,774	6.000%, 03/01/18—09/01/22	68,350
23,183	6.500%, 08/01/20	24,774
71	8.000%, 01/01/16	72
	Federal National Mortgage Association, 20 Year, Single Family,
38,461	4.500%, 01/01/25	41,902

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
247,161	5.000%, 11/01/23	274,511
60,511	6.500%, 03/01/19—12/01/22	69,472
	Federal National Mortgage Association, 30 Year, FHA/VA,
28,100	8.500%, 10/01/26—06/01/30	30,170
48,486	9.000%, 04/01/25	55,219
	Federal National Mortgage Association, 30 Year, Single Family,
214,274	3.000%, 09/01/31	219,397
32,052	4.500%, 04/01/38—05/01/39	34,938
81,446	5.000%, 09/01/35	90,459
27,020	5.500%, 01/01/38—06/01/38	30,404
103,902	6.000%, 01/01/29—03/01/33	119,929
271,088	6.500%, 09/01/25—11/01/36	318,232
1,529	7.000%, 08/01/32	1,644
20,836	7.500%, 03/01/30	22,705
87,151	8.000%, 03/01/27—11/01/28	104,776
	Federal National Mortgage Association, Other,
1,000,000	2.010%, 06/01/20	1,000,917
289,286	2.340%, 12/01/22	292,054
1,000,000	2.400%, 12/01/22—02/01/23	1,009,513
500,000	2.450%, 11/01/22	506,813
500,000	2.500%, 04/01/23	509,437
1,000,000	2.520%, 05/01/23	1,013,158
1,000,000	3.020%, 07/01/23	1,047,022
1,000,000	3.120%, 11/01/26	1,048,610
1,925,000	3.290%, 08/01/26	2,047,798
1,000,000	3.340%, 02/01/27	1,065,426
923,447	3.500%, 05/01/43	978,112
1,301,700	4.000%, 07/01/42	1,419,822
465,207	4.130%, 07/01/20	514,116
138,566	5.500%, 09/01/33—04/01/38	154,814
287,322	5.894%, 10/01/17	316,680
60,908	6.000%, 09/01/28	69,871
179,025	6.500%, 10/01/35	209,891
	Government National Mortgage Association II, 30 Year, Single Family,
2,658	7.500%, 12/20/26	3,086
54,238	8.000%, 11/20/26—01/20/27	65,831
2,273	8.500%, 05/20/25	2,632
	Government National Mortgage Association II, Other,
316,071	2.125%, 07/20/34—09/20/34	326,118
323	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	324
	Government National Mortgage Association, 30 Year, Single Family,
113,047	6.000%, 05/15/37—10/15/38	128,805
72,610	6.500%, 03/15/28—12/15/38	85,576
23,851	7.000%, 12/15/25—06/15/33	28,201
15,460	7.500%, 05/15/23—09/15/28	16,889
10,890	8.000%, 09/15/22—10/15/27	12,147
3,512	9.000%, 11/15/24	4,040
87,614	9.500%, 10/15/24	98,012

	Total Mortgage Pass-Through Securities (Cost $19,168,071)	19,901,669

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	162,789

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	38,692
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	166,364

		205,056

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 †	109,298

	Total Municipal Bonds (Cost $416,226)	477,143

U.S. Government Agency Securities — 14.8%
125,000	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16	133,996
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,756,742
30,000	0.875%, 05/21/18	29,929
	Federal National Mortgage Association STRIPS,
6,000,000	12.009%, 09/23/20 (n)	5,387,298
630,000	12.398%, 03/23/28 (n)	425,741
100,000	Financing Corp. Fico, Series D-P, Zero Coupon, 09/26/19	93,009
2,000,000	Financing Corp. Fico STRIPS, Series 14P, Zero Coupon, 11/02/18	1,895,440
8,000,000	Financing Corp. STRIPS, Series 12P, Zero Coupon, 12/06/18	7,571,048
4,100,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,737,511
2,000,000	Resolution Funding Corp. STRIPS, Zero Coupon, 01/15/20	1,862,812

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Tennessee Valley Authority,
33,000	4.625%, 09/15/60	38,657
100,000	5.250%, 09/15/39	130,939
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,961,275

	Total U.S. Government Agency Securities (Cost $24,255,638)	29,024,397

U.S. Treasury Obligations — 28.3%
	U.S. Treasury Bonds,
815,000	4.375%, 02/15/38	1,091,591
150,000	4.500%, 02/15/36	204,340
125,000	4.500%, 05/15/38	170,127
815,000	5.000%, 05/15/37	1,184,552
50,000	5.250%, 02/15/29	68,395
300,000	5.375%, 02/15/31	426,281
200,000	6.125%, 11/15/27	289,594
50,000	6.250%, 05/15/30	76,000
10,000	6.375%, 08/15/27	14,705
80,000	7.250%, 08/15/22	111,138
250,000	8.000%, 11/15/21	349,394
	U.S. Treasury Coupon STRIPS,
310,000	1.744%, 02/15/20 (n)	289,348
890,000	1.898%, 05/15/21 (n)	801,952
160,000	1.938%, 08/15/23 (n)	135,851
10,973,000	2.075%, 05/15/20 (n)	10,164,498
730,000	2.113%, 05/15/19 (n)	693,511
710,000	2.326%, 02/15/21 (n)	645,255
3,540,000	2.492%, 08/15/16 (n)	3,520,449
970,000	2.501%, 02/15/22 (n)	857,557
150,000	2.516%, 02/15/18 (n)	146,289
500,000	2.540%, 11/15/22 (n)	434,625
925,000	2.551%, 11/15/21 (n)	822,585
100,000	2.562%, 11/15/23 (n)	84,313
450,000	2.619%, 05/15/22 (n)	395,333
200,000	2.640%, 05/15/25 (n)	161,753
140,000	2.641%, 05/15/28 (n)	103,130
1,150,000	2.665%, 05/15/23 (n)	983,503
2,690,000	2.687%, 02/15/23 (n)	2,320,130
200,000	2.740%, 08/15/22 (n)	174,829
27,000	2.783%, 02/15/28 (n)	20,057
350,000	2.785%, 08/15/20 (n)	322,656
110,000	2.909%, 11/15/24 (n)	90,228
250,000	2.943%, 08/15/27 (n)	188,861
65,000	2.944%, 02/15/35 (n)	39,305
50,000	2.974%, 11/15/34 (n)	30,471
23,000	3.131%, 08/15/26 (n)	17,910
250,000	3.163%, 05/15/35 (n)	150,444
400,000	3.185%, 08/15/19 (n)	377,869
250,000	3.204%, 11/15/26 (n)	193,024
50,000	3.285%, 02/15/25 (n)	40,771
825,000	3.290%, 02/15/17 (n)	816,988
350,000	3.305%, 02/15/32 (n)	230,593
700,000	3.321%, 02/15/27 (n)	536,159
200,000	3.417%, 11/15/29 (n)	140,716
275,000	3.420%, 05/15/31 (n)	185,091
300,000	3.453%, 08/15/30 (n)	206,590
300,000	3.459%, 11/15/30 (n)	205,012
300,000	3.484%, 08/15/29 (n)	212,929
710,000	3.486%, 11/15/27 (n)	531,858
3,625,000	3.563%, 08/15/17 (n)	3,567,178
658,000	3.573%, 02/15/29 (n)	473,470
400,000	3.650%, 08/15/31 (n)	267,505
550,000	3.751%, 02/15/31 (n)	375,062
1,250,000	3.755%, 05/15/32 (n)	817,589
700,000	3.771%, 11/15/32 (n)	450,480
100,000	3.901%, 08/15/21 (n)	89,537
150,000	4.038%, 02/15/33 (n)	95,971
300,000	4.041%, 05/15/30 (n)	208,054
775,000	4.123%, 11/15/33 (n)	486,873
85,000	4.125%, 11/15/31 (n)	56,438
100,000	4.318%, 05/15/26 (n)	78,375
975,000	4.502%, 02/15/30 (n)	680,310
325,000	4.867%, 02/15/34 (n)	201,976
325,000	4.976%, 05/15/33 (n)	206,552
100,000	5.254%, 08/15/33 (n)	63,106
100,000	5.420%, 05/15/34 (n)	61,658
100,000	5.807%, 11/15/28 (n)	72,537
125,000	5.844%, 05/15/27 (n)	95,101
50,000	5.969%, 08/15/28 (n)	36,571
1,915,000	6.752%, 11/15/15 (n)	1,912,991
2,900,000	7.143%, 11/15/17 (n)	2,839,413
2,800,000	7.393%, 02/15/16 (n)	2,794,834
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	139,043
300,000	3.625%, 04/15/28	611,417
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	540,095
170,000	1.375%, 07/15/18	197,168
	U.S. Treasury Notes,
150,000	1.250%, 10/31/18	150,809
125,000	1.375%, 11/30/18	126,211
400,000	1.375%, 12/31/18	403,469
400,000	1.500%, 08/31/18	406,156
200,000	2.125%, 08/31/20	206,797

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,200,000	2.125%, 08/15/21	1,235,156
400,000	2.250%, 07/31/18	416,188
200,000	2.625%, 11/15/20	211,891
742,000	3.125%, 05/15/19	798,229
600,000	3.125%, 05/15/21	653,203
200,000	3.250%, 12/31/16	209,594
300,000	3.500%, 02/15/18	322,523
450,000	3.500%, 05/15/20	496,512
650,000	3.625%, 02/15/21	725,563
500,000	4.750%, 08/15/17	547,929

	Total U.S. Treasury Obligations (Cost $52,044,448)	55,588,094

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
1,551,299	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $1,551,299)	1,551,299

	Total Investments — 99.8% (Cost $180,813,801)	196,109,110
	Other Assets in Excess of Liabilities — 0.2%	426,756

	NET ASSETS — 100.0%	$196,535,866

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2015.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	—	Security matures in 2111.
(††)	—	Security matures in 2114.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,975,698
Aggregate gross unrealized depreciation	(680,389)

Net unrealized appreciation/depreciation	$15,295,309

Federal income tax cost of investments	$180,813,801

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s net asset values (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at March 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$3,250,335	$2,623,957	$5,874,292
Collateralized Mortgage Obligations
Agency CMO	—	31,627,129	—	31,627,129
Non-Agency CMO	—	11,587,719	1,733,838	13,321,557

Total Collateralized Mortgage Obligations	—	43,214,848	1,733,838	44,948,686

Commercial Mortgage-Backed
Securities	—	4,083,286	81,096	4,164,382
Corporate Bonds
Consumer Discretionary	—	2,856,746	—	2,856,746
Consumer Staples	—	1,300,671	—	1,300,671
Energy	—	3,967,706	—	3,967,706
Financials	—	13,328,594	98,000	13,426,594
Health Care	—	1,074,714	—	1,074,714
Industrials	—	1,672,396	91,090	1,763,486
Information Technology	—	2,567,272	—	2,567,272
Materials	—	1,261,077	—	1,261,077
Telecommunication Services	—	2,232,244	127,280	2,359,524
Utilities	—	3,107,512	—	3,107,512

Total Corporate Bonds	—	33,368,932	316,370	33,685,302

Foreign Government Securities	—	893,846	—	893,846
Mortgage Pass-Through Securities	—	19,901,669	—	19,901,669
Municipal Bonds	—	477,143	—	477,143
U.S. Government Agency Securities	—	29,024,397	—	29,024,397
U.S. Treasury Obligations	—	55,588,094	—	55,588,094
Short-Term Investment
Investment Company	1,551,299	—	—	1,551,299

Total Investments in Securities	$1,551,299	$189,802,550	$4,755,261	$196,109,110

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$2,726,882	$2	$2,088	$103	$229,926	$(335,044)	$—	$—	$2,623,957
Collateralized Mortgage Obligations
Non-Agency CMO	1,872,949	—	4,918	(23,390)	—	(46,828)	—	(73,811)	1,733,838
Commercial Mortgage-Backed Securities	94,580	—	(3,529)	(9,955)	—	—	—	—	81,096
Corporate Bonds—Financials	103,250	—	(5,250)	—	—	—	—	—	98,000
Corporate Bonds—Industrials	91,372	—	1,134	—	—	(1,416)	—	—	91,090
Corporate Bonds—Telecommunication Services	127,314	—	(34)	—	—	—	—	—	127,280

Total	$5,016,347	$2	$(673)	$(33,242)	$229,926	$(383,288)	$—	$(73,811)	$4,755,261

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(708).

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

	Balance as of December 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$2,726,882	$2	$2,088	$103	$229,926	$(335,044)	$—	$—	$2,623,957
Collateralized Mortgage Obligations
Non-Agency CMO	1,872,949	—	4,918	(23,390)	—	(46,828)	—	(73,811)	1,733,838
Commercial Mortgage-Backed Securities	94,580	—	(3,529)	(9,955)	—	—	—	—	81,096
Corporate Bonds—Financials	103,250	—	(5,250)	—	—	—	—	—	98,000
Corporate Bonds—Industrials	91,372	—	1,134	—	—	(1,416)	—	—	91,090
Corporate Bonds—Telecommunication Services	127,314	—	(34)	—	—	—	—	—	127,280

Total	$5,016,347	$2	$(673)	$(33,242)	$229,926	$(383,288)	$—	$(73,811)	$4,755,261

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$735,458	Discounted Cash Flow	Constant Prepayment Rate	0% - 7.00% (3.35%)
			Constant Default Rate	2.96% - 10.00% (5.98%)
			Yield (Discount Rate of Cash Flows)	0.37% - 4.68% (1.45%)

Asset-Backed Securities	735,458

	1,634,137	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 35.79% (12.06%)
			Constant Default Rate	0.00% - 7.51% (3.34%)
			PSA Prepayment Model	352.00% - 370.00% (360.05%)
			Yield (Discount Rate of Cash Flows)	0.00% - 7.43% (2.57%)

Collateralized Mortgage Obligations	1,634,137

	127,280	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.35% (N/A)

Corporate Bonds	127,280

	81,096	Discounted Cash Flow	CPR after Yield Maintenance	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	0.36% - 0.47% (0.39%)

Commercial Mortgage-Backed Securities	81,096

Total	$2,577,971

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2015, the value of these investments was $2,177,290. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.8%
	United States — 5.8%
76,005	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	77,088
102,155	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 0.924%, 05/25/34	96,914
54,351	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.574%, 02/25/33	50,623
	Morgan Stanley ABS Capital I, Inc. Trust,
96,071	Series 2003-NC10, Class M1, VAR, 1.194%, 10/25/33	90,551
500,505	Series 2003-SD1, Class M1, VAR, 2.424%, 03/25/33	465,090
70,115	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 1.234%, 12/25/33	65,717
280,379	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.054%, 08/25/33	263,629
103,037	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF2, Class A1, VAR, 1.174%, 08/25/37	98,429

	Total Asset-Backed Securities (Cost $1,204,700)	1,208,041

Collateralized Mortgage Obligations — 8.6%
	Non-Agency CMO — 8.6%
	United States — 8.6%
52,149	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	55,098
65,999	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.663%, 02/25/35	64,922
95,388	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.482%, 02/25/35	94,796
129,703	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.614%, 05/25/35	118,770
	Impac CMB Trust
230,368	Series 2004-6, Class 1A2, VAR, 0.954%, 10/25/34	215,381
196,249	Series 2004-7, Class 1A2, VAR, 1.094%, 11/25/34	182,508
44,157	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, VAR, 2.659%, 06/25/35	44,614
24,352	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	21,902
92,800	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.613%, 01/25/37	92,586
70,838	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.520%, 07/25/34	67,756
93,710	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	96,076
135,845	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	137,676
	Wells Fargo Mortgage-Backed Securities Trust
223,790	Series 2004-W, Class A1, VAR, 2.616%, 11/25/34	223,549
39,129	Series 2005-AR2, Class 2A1, VAR, 2.615%, 03/25/35	39,103
77,144	Series 2005-AR4, Class 2A2, VAR, 2.629%, 04/25/35	78,588
81,582	Series 2005-16, Class A8, VAR, 5.750%, 01/25/36	84,968
131,389	Series 2006-AR3, Class A3, VAR, 2.659%, 03/25/36	125,288
57,181	Series 2006-AR8, Class 3A1, VAR, 2.599%, 04/25/36	55,201

	Total Collateralized Mortgage Obligations (Cost $1,766,894)	1,798,782

SHARES
Common Stocks — 43.4%
	Australia — 1.7%
2,785	AMP Ltd.	13,593
2,355	Australia & New Zealand Banking Group Ltd. (m)	65,517
2,649	BHP Billiton Ltd. (m)	61,573
566	Commonwealth Bank of Australia	40,147
2,635	Dexus Property Group (m)	15,170
10,140	Goodman Group (m)	48,826
494	Macquarie Group Ltd.	28,714
1,622	Wesfarmers Ltd.	54,165
1,081	Westpac Banking Corp. (m)	32,312

		360,017

	Belgium — 0.3%
297	Delhaize Group S.A.	26,683

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Belgium — continued
284	Solvay S.A.	41,052

		67,735

	Bermuda — 0.1%
362	Lazard Ltd., Class A	19,038

	Canada — 0.1%
290	Brookfield Asset Management, Inc., Class A	15,547
700	Novadaq Technologies, Inc. (a)	11,368

		26,915

	Denmark — 0.4%
12	AP Moeller - Maersk A/S, Class B	25,083
666	Danske Bank A/S (m)	17,558
872	Novo Nordisk A/S, Class B	46,550

		89,191

	Finland — 0.2%
2,013	UPM-Kymmene OYJ	39,106

	France — 2.7%
319	Air Liquide S.A.	41,068
793	Airbus Group N.V.	51,554
1,773	AXA S.A.	44,625
730	BNP Paribas S.A.	44,418
1,376	GDF Suez	27,166
156	Kering	30,454
216	Lafarge S.A.	14,042
3,633	Natixis S.A.	27,213
410	Publicis Groupe S.A.	31,634
436	Renault S.A.	39,602
641	Sanofi	63,305
490	Schneider Electric SE	38,131
801	Societe Generale S.A.	38,674
409	Thales S.A.	22,692
776	TOTAL S.A.	38,573

		553,151

	Germany — 2.2%
331	Allianz SE	57,467
371	BASF SE	36,727
457	Bayer AG	68,374
343	Bayerische Motoren Werke AG	42,716
719	Brenntag AG	42,956
2,926	Deutsche Telekom AG	53,518
1,442	E.ON SE	21,441
453	HeidelbergCement AG	35,824
784	SAP SE	56,666
283	Siemens AG	30,608

		446,297

	Hong Kong — 0.8%
1,000	CK Hutchison Holdings Ltd.	20,431
800	Hang Seng Bank Ltd.	14,479
4,000	Hutchison Whampoa Ltd.	55,443
5,000	Power Assets Holdings Ltd.	51,039
6,800	Sands China Ltd.	28,120

		169,512

	Ireland — 0.4%
467	Ryanair Holdings plc, ADR	31,182
577	Shire plc	46,000

		77,182

	Israel — 0.0% (g)
160	Mobileye N.V. (a)	6,725

	Italy — 0.5%
1,986	Assicurazioni Generali S.p.A.	39,049
15,255	Enel Green Power S.p.A.	28,446
4,476	UniCredit S.p.A.	30,353

		97,848

	Japan — 5.5%
200	Central Japan Railway Co.	36,144
600	Daikin Industries Ltd. (m)	40,112
1,100	Dentsu, Inc.	47,056
1,700	DMG Mori Seiki Co., Ltd.	26,047
600	East Japan Railway Co.	48,080
100	FANUC Corp.	21,831
600	Fuji Heavy Industries Ltd.	19,918
6,000	Fujitsu Ltd.	40,918
6,000	Hitachi Ltd.	40,979
8,400	JX Holdings, Inc.	32,320
1,500	KDDI Corp.	33,889
1,400	Mazda Motor Corp. (m)	28,367
10,200	Mitsubishi UFJ Financial Group, Inc.	63,173
1,700	Mitsui & Co., Ltd.	22,767
1,000	Mitsui Fudosan Co., Ltd.	29,368
1,200	MS&AD Insurance Group Holdings, Inc.	33,595
15,000	Nippon Steel & Sumitomo Metal Corp.	37,716
500	Nippon Telegraph & Telephone Corp.	30,866
2,300	ORIX Corp.	32,318
1,400	Otsuka Holdings Co., Ltd.	43,797
2,300	Ricoh Co., Ltd.	25,009
800	Seiko Epson Corp.	14,169

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Japan — continued
2,000	Sekisui Chemical Co., Ltd.	25,950
1,200	Seven & i Holdings Co., Ltd.	50,428
1,600	Sony Corp. (a)	42,790
1,200	Sumitomo Mitsui Financial Group, Inc.	45,966
600	Sysmex Corp.	33,268
7,000	Tokyo Gas Co., Ltd.	44,007
1,600	Toyota Motor Corp.	111,686
1,400	Yamato Holdings Co., Ltd.	32,268
1,000	Yamazaki Baking Co., Ltd.	18,018

		1,152,820

	Luxembourg — 0.1%
2,068	ArcelorMittal	19,403

	Netherlands — 0.8%
1,970	ING Groep N.V., CVA (a)	28,857
353	NN Group N.V. (a)	10,007
373	NXP Semiconductors N.V. (a)	37,434
1,780	Royal Dutch Shell plc, Class A	52,932
1,203	Royal Dutch Shell plc, Class B	37,474

		166,704

	New Zealand — 0.1%
11,739	Spark New Zealand Ltd.	26,107

	Norway — 0.2%
2,234	DNB ASA	35,855

	Portugal — 0.1%
4,084	EDP - Energias de Portugal S.A.	15,295

	Singapore — 0.2%
207	Avago Technologies Ltd.	26,285
1,000	DBS Group Holdings Ltd.	14,828

		41,113

	Spain — 0.8%
4,188	Banco Santander S.A.	31,395
16,693	Bankia S.A. (a)	23,264
5,420	Distribuidora Internacional de Alimentacion S.A.	42,298
1,694	Repsol S.A.	31,534
2,632	Telefonica S.A.	37,452

		165,943

	Sweden — 0.6%
571	Assa Abloy AB, Class B	34,012
2,897	Nordea Bank AB	35,287
3,933	Telefonaktiebolaget LM Ericsson, Class B (m)	49,378

		118,677

	Switzerland — 2.1%
260	Allied World Assurance Co. Holdings AG	10,504
484	Cie Financiere Richemont S.A.	38,890
1,483	Nestle S.A.	111,674
867	Novartis AG	85,573
256	Roche Holding AG	70,347
350	Swiss Re AG	33,760
3,145	UBS Group AG (a)	58,972
480	Wolseley plc	28,370

		438,090

	United Kingdom — 4.5%
4,028	3i Group plc	28,781
487	Associated British Foods plc	20,324
725	AstraZeneca plc (m)	49,748
3,158	Aviva plc	25,273
11,222	Barclays plc	40,506
3,814	Barratt Developments plc (m)	29,821
2,513	BG Group plc	30,844
6,147	BP plc (m)	39,846
1,128	British American Tobacco plc	58,412
912	Burberry Group plc	23,421
3,783	Dixons Carphone plc	23,136
1,195	GlaxoSmithKline plc	27,509
4,673	HSBC Holdings plc	39,820
410	Indivior plc (a)	1,155
7,450	ITV plc	27,893
21,559	Lloyds Banking Group plc (a)	24,990
226	Michael Kors Holdings Ltd. (a)	14,859
1,792	Prudential plc (m)	44,469
595	Reckitt Benckiser Group plc (m)	51,114
633	Rio Tinto Ltd.	27,428
771	Rio Tinto plc	31,794
4,071	RSA Insurance Group plc	25,375
1,018	SABMiller plc	53,325
1,552	Smith & Nephew plc (m)	26,464
1,211	SSE plc	26,876
10,598	Taylor Wimpey plc	24,295
1,552	UBM plc	12,155
1,183	Unilever N.V., CVA	49,435

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom — continued
18,790	Vodafone Group plc	61,487

		940,555

	United States — 19.0%
360	Acadia Healthcare Co., Inc. (a)	25,776
272	Acuity Brands, Inc.	45,740
313	Adobe Systems, Inc. (a)	23,143
220	Aetna, Inc.	23,437
159	Affiliated Managers Group, Inc. (a)	34,150
136	Air Products & Chemicals, Inc. (m)	20,574
113	Alexion Pharmaceuticals, Inc. (a)	19,583
30	Alleghany Corp. (a)	14,610
106	Alliance Data Systems Corp. (a)	31,402
98	Amazon.com, Inc. (a)	36,466
290	American Electric Power Co., Inc.	16,312
505	American Homes 4 Rent, Class A (m)	8,358
599	American International Group, Inc. (m)	32,819
400	American Residential Properties, Inc. (a) (m)	7,196
100	Ameriprise Financial, Inc.	13,084
403	Amphenol Corp., Class A	23,749
181	AmTrust Financial Services, Inc.	10,314
230	Analog Devices, Inc.	14,490
237	Antero Resources Corp. (a)	8,371
745	Apple, Inc. (m)	92,700
149	Arrow Electronics, Inc. (a)	9,111
30	AutoZone, Inc. (a)	20,465
220	Ball Corp.	15,541
2,050	Bank of America Corp.	31,549
240	Bed Bath & Beyond, Inc. (a)	18,426
630	Best Buy Co., Inc.	23,808
55	Biogen, Inc. (a)	23,223
560	Brixmor Property Group, Inc. (m)	14,868
495	Capital One Financial Corp.	39,016
563	Carlisle Cos., Inc.	52,151
1,143	CBRE Group, Inc., Class A (a)	44,246
180	CBS Corp. (Non-Voting), Class B (m)	10,913
321	Celgene Corp. (a)	37,005
66	Charter Communications, Inc., Class A (a)	12,745
513	Ciena Corp. (a)	9,906
844	Cisco Systems, Inc.	23,231
510	Citigroup, Inc.	26,275
520	Citizens Financial Group, Inc.	12,548
272	ClubCorp Holdings, Inc.	5,266
676	CNO Financial Group, Inc.	11,641
197	Concho Resources, Inc. (a)	22,836
620	CONSOL Energy, Inc.	17,292
103	CoStar Group, Inc. (a)	20,376
180	CVS Health Corp. (m)	18,578
494	Dealertrack Technologies, Inc. (a)	19,029
941	Delta Air Lines, Inc.	42,307
270	Devon Energy Corp.	16,284
490	DISH Network Corp., Class A (a)	34,329
340	Dover Corp.	23,501
240	Dr. Pepper Snapple Group, Inc.	18,835
127	Dril-Quip, Inc. (a)	8,686
240	Duke Energy Corp.	18,427
193	Eagle Materials, Inc.	16,127
427	East West Bancorp, Inc.	17,276
120	EastGroup Properties, Inc. (m)	7,217
240	Edison International	14,993
333	Electronic Arts, Inc. (a)	19,585
320	Entercom Communications Corp., Class A (a)	3,888
470	Envision Healthcare Holdings, Inc. (a)	18,024
190	Equifax, Inc.	17,670
230	Eversource Energy	11,620
540	Excel Trust, Inc. (m)	7,571
225	Expedia, Inc.	21,179
593	Exxon Mobil Corp. (m)	50,405
998	Facebook, Inc., Class A (a)	82,051
333	Fluidigm Corp. (a)	14,019
550	Fortune Brands Home & Security, Inc.	26,114
464	GameStop Corp., Class A	17,613
348	Gap, Inc. (The)	15,079
220	Gartner, Inc. (a)	18,447
154	Genuine Parts Co.	14,351
592	Gilead Sciences, Inc. (a)	58,093
118	Google, Inc., Class C (a)	64,664
311	Guidewire Software, Inc. (a)	16,362
560	Hanesbrands, Inc.	18,766
285	Harley-Davidson, Inc.	17,311
570	Hartford Financial Services Group, Inc. (The)	23,837
100	HCA Holdings, Inc. (a)	7,523
926	HD Supply Holdings, Inc. (a)	28,850
350	Hewlett-Packard Co. (m)	10,906
825	Hilton Worldwide Holdings, Inc. (a)	24,436

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
550	Home Depot, Inc. (The)	62,485
200	Honeywell International, Inc. (m)	20,862
1,001	Hudson City Bancorp, Inc.	10,490
90	Humana, Inc. (m)	16,022
230	Illinois Tool Works, Inc.	22,342
172	Illumina, Inc. (a)	31,930
420	Johnson & Johnson (m)	42,252
328	KapStone Paper & Packaging Corp.	10,772
540	Kimco Realty Corp. (m)	14,499
250	Kinder Morgan, Inc.	10,515
90	Kirby Corp. (a)	6,754
137	Kite Pharma, Inc. (a)	7,902
468	Kohl’s Corp.	36,621
260	Kroger Co. (The) (m)	19,932
500	La Quinta Holdings, Inc. (a)	11,840
215	Lam Research Corp.	15,101
390	Legg Mason, Inc.	21,528
970	Loews Corp.	39,605
203	Marathon Oil Corp.	5,300
88	Marathon Petroleum Corp.	9,010
250	Marsh & McLennan Cos., Inc. (m)	14,022
146	Martin Marietta Materials, Inc. (m)	20,411
521	MasterCard, Inc., Class A	45,009
255	McGraw Hill Financial, Inc. (m)	26,367
70	McKesson Corp.	15,834
600	Merck & Co., Inc. (m)	34,488
899	Microsoft Corp.	36,549
109	Mohawk Industries, Inc. (a)	20,247
154	Monster Beverage Corp. (a)	21,313
340	Mosaic Co. (The)	15,660
300	National Bank Holdings Corp., Class A	5,643
120	National HealthCare Corp.	7,645
749	Nektar Therapeutics (a)	8,239
59	Netflix, Inc. (a)	24,585
90	NetSuite, Inc. (a)	8,348
205	NextEra Energy, Inc.	21,330
420	Nimble Storage, Inc. (a)	9,370
170	Northern Trust Corp.	11,841
277	Old Dominion Freight Line, Inc. (a)	21,412
510	Old Republic International Corp.	7,619
142	Omnicom Group, Inc. (m)	11,073
184	Pall Corp.	18,472
109	Palo Alto Networks, Inc. (a)	15,923
441	PBF Energy, Inc., Class A	14,959
1,450	Pfizer, Inc. (m)	50,446
330	Phillips 66	25,938
270	PNC Financial Services Group, Inc. (The)	25,175
290	Post Holdings, Inc. (a)	13,584
141	PPG Industries, Inc. (m)	31,801
22	Priceline Group, Inc. (The) (a)	25,611
340	Procter & Gamble Co. (The) (m)	27,860
270	Prudential Financial, Inc.	21,684
220	QUALCOMM, Inc.	15,255
278	Range Resources Corp.	14,467
410	Rayonier, Inc. (m)	11,054
90	Regeneron Pharmaceuticals, Inc. (a)	40,633
283	Rock-Tenn Co., Class A	18,254
271	Rush Enterprises, Inc., Class A (a)	7,415
251	Schlumberger Ltd. (m)	20,943
180	Sempra Energy	19,624
195	ServiceNow, Inc. (a)	15,362
115	Sherwin-Williams Co. (The)	32,718
162	Signature Bank (a)	20,992
781	Southwestern Energy Co. (a)	18,111
684	Sprouts Farmers Market, Inc. (a)	24,097
277	Starbucks Corp.	26,232
510	SunTrust Banks, Inc.	20,956
303	T. Rowe Price Group, Inc.	24,537
657	TD Ameritrade Holding Corp.	24,480
81	Tesla Motors, Inc. (a)	15,290
400	Texas Instruments, Inc.	22,874
126	Tiffany & Co.	11,089
154	Time Warner, Inc.	13,004
410	Time, Inc.	9,200
200	Travelers Cos., Inc. (The)	21,626
160	TreeHouse Foods, Inc. (a)	13,603
371	Trex Co., Inc. (a)	20,231
320	Twenty-First Century Fox, Inc., Class B	10,522
540	U.S. Bancorp	23,582
197	Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,717
170	Union Pacific Corp. (m)	18,413
150	United Continental Holdings, Inc. (a)	10,088
230	United Technologies Corp. (m)	26,956
454	UnitedHealth Group, Inc.	53,704
480	Unum Group	16,190
533	Urban Outfitters, Inc. (a)	24,331

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States — continued
	266	Valeant Pharmaceuticals International, Inc. (a)	52,833
	448	Veeva Systems, Inc., Class A (a)	11,437
	500	VeriFone Systems, Inc. (a)	17,445
	530	Verizon Communications, Inc. (m)	25,774
	138	Vertex Pharmaceuticals, Inc. (a)	16,280
	392	Visa, Inc., Class A	25,641
	114	W.R. Berkley Corp.	5,758
	90	W.W. Grainger, Inc.	21,223
	390	Wayfair, Inc., Class A (a)	12,527
	1,310	Wells Fargo & Co.	71,264
	421	Weyerhaeuser Co. (m)	13,956
	509	Wolverine World Wide, Inc.	17,026
	129	Workday, Inc., Class A (a)	10,889
	540	Xcel Energy, Inc.	18,797

			3,959,285

		Total Common Stocks (Cost $8,775,050)	9,032,564

PRINCIPAL AMOUNT
	Foreign Government Securities — 13.5%
		United Kingdom — 1.9%
		United Kingdom Gilt,
GBP	88,000	2.000%, 01/22/16 (m)	132,255
GBP	87,600	4.750%, 09/07/15 (m)	132,392
GBP	83,000	8.000%, 12/07/15 (m)	129,551

			394,198

		Germany — 8.0%
		Bundesrepublik Deutschland,
EUR	350,000	2.250%, 09/04/21 (m)	431,990
EUR	1,000,000	3.500%, 07/04/19 (m)	1,243,441

			1,675,431

		Finland — 1.7%
EUR	250,000	Republic of Finland, Reg. S, 2.750%, 07/04/28 (e) (m)	347,144

		Italy — 1.9%
		Italy Buoni Poliennali Del Tesoro,
EUR	51,000	4.750%, 09/01/44 (e) (m)	87,449
EUR	220,000	5.500%, 11/01/22 (m)	313,659

			401,108

		Total Foreign Government Securities (Cost $3,125,179)	2,817,881

SHARES
	Investment Companies — 18.1% (b)
	61,334	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (m)	1,405,770
	308,612	JPMorgan High Yield Fund, Class R6 Shares (m)	2,367,050

		Total Investment Companies (Cost $3,810,436)	3,772,820

NUMBER OF CONTRACTS
	Option Purchased — 0.2%
		Call Option Purchased — 0.2%
	7	S&P 500 Index, Expiring 06/19/15 @ 2,050 USD, European Style (Cost $59,311)	44,940

SHARES
	Preferred Stocks — 0.5%
		Germany — 0.5%
	523	Henkel AG & Co. KGaA	61,432
	126	Volkswagen AG	33,416

		Total Preferred Stocks (Cost $87,566)	94,848

NUMBER OF RIGHTS
	Rights — 0.0% (g)
		Spain — 0.0% (g)
	2,632	Telefonica S.A., expiring 04/17/15 (a) (Cost $—)	425

PRINCIPAL AMOUNT
	U.S. Treasury Obligation — 2.2%
	455,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $455,761)	455,569

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 4.1%
	Investment Company — 4.1%
857,285	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (Cost $857,285) (b) (l) (m)	857,285

	Total Investments — 96.4% (Cost $20,142,182)	20,083,155
	Other Assets in Excess of Liabilities — 3.6%	757,140

	NET ASSETS — 100.0%	$20,840,295

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2015

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Mutual Funds	18.8%
Foreign Government Securities	14.0
Non-Agency CMO	9.0
Asset-Backed Securities	6.0
Banks	4.7
Pharmaceuticals	3.4
Insurance	2.8
Oil, Gas & Consumable Fuels	2.4
U.S. Treasury Note	2.3
Automobiles	1.5
Capital Markets	1.3
Specialty Retail	1.2
Food & Staples Retailing	1.2
Food Products	1.1
Media	1.1
Chemicals	1.1
Biotechnology	1.0
Electric Utilities	1.0
Software	1.0
Others (each less than 1.0%)	20.8
Short-Term Investment	4.3

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro-BTP Italian Government Bond	06/08/15	302,317	2,648
6	TOPIX Index	06/11/15	772,168	16,988
5	10 Year Australian Government Bond	06/15/15	505,259	11,270
23	10 Year U.S. Treasury Note	06/19/15	2,964,844	35,170
13	Dow Jones Euro STOXX 50 Index	06/19/15	507,550	2,052
3	E-mini Russell 2000	06/19/15	374,670	11,589
23	E-mini S&P 500	06/19/15	2,369,920	31,776
9	U.S. Ultra Bond	06/19/15	1,528,875	27,262
	Short Futures Outstanding
(2)	Euro Bobl	06/08/15	(278,339)	(557)
(1)	Euro Bund	06/08/15	(170,707)	(2,230)
(8)	FTSE 100 Index	06/19/15	(798,306)	3,073
(29)	Mini MSCI Emerging Markets Index	06/19/15	(1,409,980)	(56,899)
(4)	2 Year U.S. Treasury Note	06/30/15	(876,625)	(2,508)
(23)	5 Year U.S. Treasury Note	06/30/15	(2,764,851)	(23,126)

				56,508

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MARCH 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
9,625 71,762	EUR for DKK	Deutsche Bank AG	06/26/15	10,358	#	10,361	#	3
1,490,366 12,060	JPY for CHF	Royal Bank of Canada	06/26/15	12,454	#	12,442	#	(12)
41,343	EUR	Citibank, N.A.	06/26/15	44,685		44,507		(178)
12,166	EUR	Royal Bank of Canada	06/26/15	13,316		13,097		(219)
10,267	GBP	Citibank, N.A.	06/26/15	15,278		15,221		(57)
				96,091		95,628		(463)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT MARCH 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
537,711	AUD	Royal Bank of Canada	06/26/15	415,815		407,594		8,221
373,380	CHF	Royal Bank of Canada	06/26/15	383,387		385,581		(2,194)
492,878	DKK	Citibank, N.A.	06/26/15	71,778		71,142		636
2,217,747	EUR	Barclays Bank plc	06/26/15	2,412,332		2,387,467		24,865
38,763	EUR	BNP Paribas	06/26/15	42,119		41,729		390
1,483,841	EUR	Citibank, N.A.	06/26/15	1,614,751		1,597,396		17,355
51,371	EUR	Deutsche Bank AG	06/26/15	55,036		55,302		(266)
76,267	EUR	HSBC Bank, N.A.	06/26/15	84,259		82,104		2,155
7,718	EUR	Royal Bank of Canada	06/26/15	8,374		8,309		65

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at March 31, 2015 of the currency being sold, and the value at March 31, 2015 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
20,310	GBP	Citibank, N.A.	06/26/15	30,160	30,110	50
16,312	GBP	Deutsche Bank AG	06/26/15	24,025	24,183	(158)
922,210	GBP	HSBC Bank, N.A.	06/26/15	1,375,176	1,367,205	7,971
17,586	GBP	Royal Bank of Canada	06/26/15	25,941	26,073	(132)
1,259,396	HKD	Citibank, N.A.	06/26/15	162,367	162,424	(57)
142,415,349	JPY	Royal Bank of Canada	06/26/15	1,188,421	1,188,896	(475)
175,604	NOK	Royal Bank of Canada	06/26/15	21,859	21,748	111
20,527	NZD	Royal Bank of Canada	06/26/15	15,444	15,220	224
902,815	SEK	Royal Bank of Canada	06/26/15	105,190	104,975	215
9,007	SGD	Citibank, N.A.	06/26/15	6,525	6,549	(24)
				8,042,959	7,984,007	58,952

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,995,610 and 24.9%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$520,465
Aggregate gross unrealized depreciation	(579,492)

Net unrealized appreciation/depreciation	$(59,027)

Federal income tax cost of investments	$20,142,182

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$—	$1,208,041	$1,208,041
Collateralized Mortgage Obligations
Non-Agency CMO	—	1,798,782	—	1,798,782
Common Stocks
Australia	—	360,017	—	360,017
Belgium	—	67,735	—	67,735
Bermuda	19,038	—	—	19,038
Canada	26,915	—	—	26,915
Denmark	—	89,191	—	89,191
Finland	—	39,106	—	39,106
France	—	553,151	—	553,151
Germany	—	446,297	—	446,297
Hong Kong	—	169,512	—	169,512
Ireland	31,182	46,000	—	77,182
Israel	6,725	—	—	6,725
Italy	—	97,848	—	97,848
Japan	—	1,152,820	—	1,152,820
Luxembourg	—	19,403	—	19,403
Netherlands	37,434	129,270	—	166,704
New Zealand	—	26,107	—	26,107
Norway	—	35,855	—	35,855
Portugal	—	15,295	—	15,295
Singapore	26,285	14,828	—	41,113
Spain	—	165,943	—	165,943

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$118,677	$—	$118,677
Switzerland	10,504	427,586	—	438,090
United Kingdom	16,014	924,541	—	940,555
United States	3,959,285	—	—	3,959,285

Total Common Stocks	4,133,382	4,899,182	—	9,032,564

Foreign Government Securities	—	2,817,881	—	2,817,881
Investment Companies
United States	3,772,820	—	—	3,772,820
Option Purchased
Call Option Purchased	44,940	—	—	44,940
Preferred Stocks
Germany	—	94,848	—	94,848
Rights
Spain	425	—	—	425
U.S. Treasury Obligation	—	455,569	—	455,569
Short-Term Investment
Investment Company	857,285	—	—	857,285

Total Investments in Securities	$8,808,852	$10,066,262	$1,208,041	$20,083,155

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$62,261	$—	$62,261
Futures Contracts	141,828	—	—	141,828

Total Appreciation in Other Financial Instruments	$141,828	$62,261	$—	$204,089

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(3,772)	$—	$(3,772)
Futures Contracts	(85,320)	—	—	(85,320)

Total Depreciation in Other Financial Instruments	$(85,320)	$(3,772)	$—	$(89,092)

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 09, 2014*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$—	$2,421	$3,340	$855	$1,239,837	$(38,412)	$—	$—	$1,208,041

*	Commencement of operations was December 09, 2014.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $3,340.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,208,041	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.17%)
			Constant Default Rate	3.00% - 9.00% (5.69%)
			Yield (Discount Rate of Cash Flows)	0.57% - 7.61% (2.00%)

Asset-Backed Securities	1,208,041

Total	$1,208,041

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

B. Derivatives — The Portfolio uses instruments including futures, forward foreign currency exchange contracts, options and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Portfolio. The Portfolio also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Portfolio to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

(1). Options — The Portfolio purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Portfolio uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to stock and bond markets. The Portfolio also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Portfolio also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of March 31, 2015, the Portfolio did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.6%
	United States — 3.6%
45,603	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	46,253
61,293	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 0.924%, 05/25/34	58,148
83,538	First Franklin Mortgage Loan Trust, Series 2004-FF7, Class M1, VAR, 1.044%, 09/25/34	73,833
32,859	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.574%, 02/25/33	30,605
	Morgan Stanley ABS Capital I, Inc. Trust,
57,642	Series 2003-NC10, Class M1, VAR, 1.194%, 10/25/33	54,331
300,303	Series 2003-SD1, Class M1, VAR, 2.424%, 03/25/33	279,054
42,069	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 1.234%, 12/25/33	39,430
167,285	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.054%, 08/25/33	157,291

	Total Asset-Backed Securities (Cost $742,231)	738,945

Collateralized Mortgage Obligations — 5.0%
	Non-Agency CMO — 5.0%
	United States — 5.0%
31,662	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	33,452
39,416	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.663%, 02/25/35	38,773
45,184	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.482%, 02/25/35	44,903
77,804	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.614%, 05/25/35	71,246
	Impac CMB Trust
138,221	Series 2004-6, Class 1A2, VAR, 0.954%, 10/25/34	129,229
196,249	Series 2004-7, Class 1A2, VAR, 1.094%, 11/25/34	182,508
24,023	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	21,606
55,680	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.613%, 01/25/37	55,552
41,670	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.520%, 07/25/34	39,856
56,226	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	57,646
81,507	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	82,605
	Wells Fargo Mortgage-Backed Securities Trust
134,274	Series 2004-W, Class A1, VAR, 2.616%, 11/25/34	134,129
79,056	Series 2006-AR3, Class A3, VAR, 2.659%, 03/25/36	75,385
48,949	Series 2005-16, Class A8, VAR, 5.750%, 01/25/36	50,981

	Total Collateralized Mortgage Obligations (Cost $1,003,325)	1,017,871

SHARES
Common Stocks — 41.6%
	Australia — 1.8%
2,047	Australia & New Zealand Banking Group Ltd.	56,948
629	BHP Billiton plc	13,804
3,092	Dexus Property Group (m)	17,801
15,027	Goodman Group (m)	72,357
15,965	Mirvac Group (m)	24,377
5,287	Scentre Group (m)	15,019
4,281	Suncorp Group Ltd.	43,900
7,916	Transurban Group	57,319
9,774	Westfield Corp. (m)	70,833

		372,358

	Belgium — 0.3%
255	Ageas	9,158
256	Belgacom S.A.	8,957
288	Solvay S.A.	41,630

		59,745

	Canada — 1.2%
1,100	Allied Properties Real Estate Investment Trust (m)	34,983
1,714	Bank of Nova Scotia (The)	85,988
450	Canadian Real Estate Investment Trust (m)	16,525

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Canada — continued
1,317	RioCan Real Estate Investment Trust (m)	30,124
2,009	TransCanada Corp.	85,908

		253,528

	China — 0.7%
87,000	Industrial & Commercial Bank of China Ltd., Class H	64,352
30,000	PetroChina Co., Ltd., Class H	33,315
17,600	Wynn Macau Ltd.	38,036

		135,703

	Denmark — 0.4%
2,642	Danske Bank A/S	69,652
91	Pandora A/S	8,285
59	Tryg A/S	6,939

		84,876

	Finland — 0.7%
315	Elisa OYJ	7,911
415	Fortum OYJ	8,694
285	Metso OYJ	8,327
255	Orion OYJ, Class B	7,188
210	Sampo OYJ, Class A	10,592
845	Stora Enso OYJ, Class R	8,688
4,852	UPM-Kymmene OYJ	94,260

		145,660

	France — 2.4%
3,568	AXA S.A.	89,804
401	CNP Assurances	7,028
716	Credit Agricole S.A.	10,522
317	Edenred	7,909
324	Electricite de France S.A.	7,769
93	Fonciere Des Regions (m)	9,197
111	Gaztransport Et Technigaz S.A.	6,550
2,959	GDF Suez	58,420
58	Gecina S.A. (m)	7,845
85	ICADE (m)	7,679
599	Klepierre (m)	29,415
262	Lagardere S.C.A.	7,874
1,145	Natixis S.A.	8,577
745	Orange S.A.	11,964
388	Rexel S.A.	7,316
174	Sanofi	17,184
256	SCOR SE	8,634
125	Societe Generale S.A.	6,035
443	Suez Environnement Co.	7,627
593	Unibail-Rodamco SE (m)	160,131
480	Veolia Environnement S.A.	9,078
488	Vivendi S.A. (a)	12,116

		498,674

	Germany — 2.2%
480	Allianz SE	83,336
1,423	alstria office REIT-AG (a) (m)	20,001
114	Axel Springer SE	6,728
1,030	Daimler AG	98,916
375	Deutsche Annington Immobilien SE	12,637
2,579	Deutsche Post AG	80,348
5,897	Deutsche Telekom AG	107,859
71	Hannover Rueck SE	7,337
52	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,174
187	ProSiebenSat.1 Media AG	9,147
1,257	Telefonica Deutschland Holding AG (a)	7,228
495	TUI AG	8,684

		453,395

	Hong Kong — 0.2%
2,200	Hongkong Land Holdings Ltd.	16,610
5,000	Link REIT (The) (m)	30,846

		47,456

	Ireland — 0.4%
768	Accenture plc, Class A	71,954

	Italy — 0.6%
317	Atlantia S.p.A.	8,324
2,458	Enel S.p.A.	11,104
22,593	Intesa Sanpaolo S.p.A.	76,681
1,881	Snam S.p.A.	9,130
1,918	Terna Rete Elettrica Nazionale S.p.A.	8,446
1,929	UnipolSai S.p.A.	5,613

		119,298

	Japan — 3.2%
8	GLP J-REIT (m)	8,283
1,500	Japan Airlines Co., Ltd.	46,661
5	Japan Logistics Fund, Inc. (m)	10,391
2	Japan Real Estate Investment Corp. (m)	9,407
3,700	Japan Tobacco, Inc. (m)	116,975
18,500	Mitsubishi UFJ Financial Group, Inc.	114,578
4,100	Mitsui & Co., Ltd.	54,908
9	Nippon Prologis REIT, Inc. (m)	19,812
1,400	Nippon Telegraph & Telephone Corp.	86,424
8	Orix JREIT, Inc. (m)	11,458

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1,000	Seven & i Holdings Co., Ltd.	42,023
1,900	Toyota Motor Corp.	132,627

		653,547

	Luxembourg — 0.1%
78	Millicom International Cellular S.A., SDR	5,640
80	RTL Group S.A.	7,693
144	SES S.A., FDR	5,105

		18,438

	Netherlands — 1.5%
5,787	ING Groep N.V., CVA (a)	84,768
1,321	NN Group N.V. (a)	37,450
4,628	Royal Dutch Shell plc, Class A	137,623
838	Royal Dutch Shell plc, Class B	26,104
387	Vastned Retail N.V. (m)	18,957

		304,902

	Norway — 0.1%
490	Gjensidige Forsikring ASA	8,455
1,004	Orkla ASA	7,577
481	Telenor ASA	9,707

		25,739

	Portugal — 0.1%
2,467	EDP - Energias de Portugal S.A.	9,239

	Singapore — 0.5%
3,000	Ascendas Real Estate Investment Trust (m)	5,659
18,500	CapitaCommercial Trust (m)	23,813
25,000	Singapore Telecommunications Ltd.	79,776

		109,248

	South Africa — 0.3%
962	Investec plc	7,978
2,667	MTN Group Ltd.	44,958

		52,936

	South Korea — 0.1%
952	SK Telecom Co., Ltd., ADR	25,904

	Spain — 0.8%
471	Abertis Infraestructuras S.A.	8,513
2,778	Banco Santander S.A.	20,825
1,369	CaixaBank S.A.	6,492
300	Enagas S.A.	8,579
452	Endesa S.A.	8,726
393	Ferrovial S.A.	8,356
399	Gas Natural SDG S.A.	8,958
1,735	Iberdrola S.A.	11,188
2,036	Mapfre S.A.	7,434
103	Red Electrica Corp. S.A.	8,375
2,765	Repsol S.A.	51,472
1,171	Telefonica S.A.	16,663

		165,581

	Sweden — 1.1%
2,340	Electrolux AB, Series B	66,850
215	ICA Gruppen AB	7,207
895	Nordea Bank AB	10,902
818	Skandinaviska Enskilda Banken AB, Class A	9,547
414	Skanska AB, Class B	9,282
222	Svenska Handelsbanken AB, Class A	9,998
3,705	Swedbank AB, Class A	88,452
651	Tele2 AB, Class B	7,786
896	Telefonaktiebolaget LM Ericsson, Class B	11,249
1,314	TeliaSonera AB	8,350

		229,623

	Switzerland — 2.9%
52	Baloise Holding AG	6,872
14	Banque Cantonale Vaudoise	8,027
116	Cembra Money Bank AG	7,096
55	Kuehne + Nagel International AG	8,166
1,751	Nestle S.A.	131,855
1,191	Novartis AG	117,552
426	Roche Holding AG	117,062
791	STMicroelectronics N.V.	7,371
102	Swiss Prime Site AG (a)	8,856
1,598	Swiss Re AG	154,140
17	Swisscom AG	9,858
45	Zurich Insurance Group AG (a)	15,210

		592,065

	Taiwan — 0.5%
4,000	Asustek Computer, Inc.	40,212
7,000	Quanta Computer, Inc.	16,896
21,000	Siliconware Precision Industries Co., Ltd.	34,794

		91,902

	United Kingdom — 5.5%
1,227	Aberdeen Asset Management plc	8,348
355	Admiral Group plc	8,038
1,834	AstraZeneca plc	125,846
880	Aviva plc	7,043
15,558	BAE Systems plc (m)	120,568
3,829	Barclays plc	13,821

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
2,445	BP plc (m)	15,849
380	British American Tobacco plc	19,678
4,816	British Land Co. plc (The) (m)	59,357
2,354	BT Group plc	15,296
1,649	Cobham plc	7,428
685	Compass Group plc	11,891
13,945	Direct Line Insurance Group plc	65,806
1,930	G4S plc	8,460
3,863	GlaxoSmithKline plc	88,926
3,979	Hammerson plc (m)	39,186
3,375	HSBC Holdings plc	28,760
1,140	ICAP plc	8,891
310	Imperial Tobacco Group plc	13,599
679	Inmarsat plc	9,299
1,496	Intu Properties plc (m)	7,713
2,641	ITV plc	9,888
2,664	Legal & General Group plc	10,971
1,204	Marks & Spencer Group plc	9,522
1,103	National Grid plc	14,180
98	Next plc	10,192
2,934	Old Mutual plc	9,631
465	Pearson plc	10,008
6,596	Persimmon plc (a)	85,550
300	Rio Tinto plc	12,371
4,920	Safestore Holdings plc (m)	21,340
160	Schroders plc	7,579
3,926	Segro plc (m)	24,244
256	Severn Trent plc	7,804
636	Sky plc	9,357
478	SSE plc	10,608
1,302	Standard Life plc	9,149
599	Unilever plc	24,992
646	United Utilities Group plc	8,932
41,143	Vodafone Group plc	134,633
1,393	William Hill plc	7,649

		1,122,403

	United States — 14.0%
364	Apartment Investment & Management Co., Class A (m)	14,327
991	Apple, Inc. (m)	123,310
4,088	Applied Materials, Inc.	92,225
235	AvalonBay Communities, Inc. (m)	40,949
700	Aviv REIT, Inc. (m)	25,550
350	Boston Properties, Inc. (m)	49,168
1,599	Bristol-Myers Squibb Co.	103,135
1,000	Brixmor Property Group, Inc. (m)	26,550
825	Chevron Corp.	86,608
1,108	CME Group, Inc.	104,939
1,496	Comcast Corp., Class A	84,479
900	DCT Industrial Trust, Inc. (m)	31,194
800	DiamondRock Hospitality Co. (m)	11,304
425	Douglas Emmett, Inc. (m)	12,669
990	Dow Chemical Co. (The)	47,500
1,200	Equity One, Inc. (m)	32,028
350	Extra Space Storage, Inc. (m)	23,650
1,300	General Growth Properties, Inc. (m)	38,415
1,583	General Motors Co.	59,363
670	HCP, Inc. (m)	28,951
500	Health Care REIT, Inc. (m)	38,680
620	Healthcare Realty Trust, Inc. (m)	17,224
650	Highwoods Properties, Inc. (m)	29,757
1,169	Home Depot, Inc. (The)	132,810
452	Johnson & Johnson	45,471
280	Kilroy Realty Corp. (m)	21,328
1,056	KLA-Tencor Corp.	61,554
1,050	LaSalle Hotel Properties (m)	40,803
1,900	Liberty Property Trust (m)	67,830
1,351	Lorillard, Inc.	88,288
220	Macerich Co. (The) (m)	18,553
2,168	Merck & Co., Inc.	124,617
938	MetLife, Inc.	47,416
3,996	Microsoft Corp.	162,457
500	Mid-America Apartment Communities, Inc. (m)	38,635
746	Molson Coors Brewing Co., Class B	55,540
2,602	Morgan Stanley	92,865
900	National Retail Properties, Inc. (m)	36,873
748	NextEra Energy, Inc.	77,829
1,345	PACCAR, Inc.	84,923
400	Parkway Properties, Inc. (m)	6,940
1,120	Prologis, Inc. (m)	48,787
505	Realty Income Corp. (m)	26,058
225	Regency Centers Corp. (m)	15,309
100	Simon Property Group, Inc. (m)	19,564
2,100	Spirit Realty Capital, Inc. (m)	25,368
1,592	Standard Life plc	1,724
1,391	Time Warner, Inc.	117,456
724	United Technologies Corp.	84,853

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
300	Vornado Realty Trust (m)	33,600
470	Weingarten Realty Investors (m)	16,911
2,921	Wells Fargo & Co.	158,902

		2,875,239

	Total Common Stocks (Cost $8,503,115)	8,519,413

PRINCIPAL AMOUNT($)
Corporate Bonds — 27.5%
	Bermuda — 0.4%
65,000	Aircastle Ltd., 6.750%, 04/15/17	70,038

	Canada — 0.3%
16,000	Catamaran Corp., 4.750%, 03/15/21	17,780
55,000	Precision Drilling Corp., 6.625%, 11/15/20	51,838

		69,618

	Finland — 0.2%
27,000	Nokia OYJ, 6.625%, 05/15/39	31,995

	Liberia — 0.1%
27,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	28,688

	Luxembourg — 1.0%
	ArcelorMittal,
82,000	7.000%, 02/25/22	89,790
27,000	10.600%, 06/01/19	33,024
82,000	Intelsat Jackson Holdings S.A., 7.250%, 10/15/20	84,460

		207,274

	Singapore — 0.1%
27,000	Flextronics International Ltd., 4.625%, 02/15/20	28,316

	United Kingdom — 0.6%
109,000	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	122,744

	United States — 24.8%
34,000	ADT Corp. (The), 4.125%, 06/15/23	31,790
82,000	AES Corp., 7.375%, 07/01/21	91,020
	Alcoa, Inc.,
55,000	5.125%, 10/01/24	58,867
27,000	5.400%, 04/15/21	29,395
38,000	5.900%, 02/01/27	41,845
27,000	5.950%, 02/01/37	28,343
80,000	Allstate Corp. (The), VAR, 5.750%, 08/15/53	87,100
93,000	Ally Financial, Inc., 7.500%, 09/15/20	108,926
55,000	AMC Networks, Inc., 4.750%, 12/15/22	54,759
27,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	28,957
82,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	87,945
38,000	Ball Corp., 4.000%, 11/15/23	37,050
82,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	87,637
38,000	Celanese US Holdings LLC, 4.625%, 11/15/22	38,285
82,000	CenturyLink, Inc., Series T, 5.800%, 03/15/22	85,382
	Chesapeake Energy Corp.,
55,000	6.125%, 02/15/21	55,688
55,000	6.625%, 08/15/20	56,787
27,000	Choice Hotels International, Inc., 5.750%, 07/01/22	29,295
27,000	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	27,844
55,000	Cinemark USA, Inc., 5.125%, 12/15/22	55,825
109,000	CIT Group, Inc., 5.375%, 05/15/20	114,722
27,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	28,417
27,000	Clearwater Paper Corp., 4.500%, 02/01/23	26,595
27,000	Commercial Metals Co., 4.875%, 05/15/23	25,515
82,000	Concho Resources, Inc., 5.500%, 04/01/23	82,607
109,000	Constellation Brands, Inc., 6.000%, 05/01/22	124,260
82,000	Covanta Holding Corp., 6.375%, 10/01/22	87,740
38,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	38,332
27,000	Crown Castle International Corp., 5.250%, 01/15/23	28,350
27,000	CSC Holdings LLC, 6.750%, 11/15/21	29,970
27,000	CST Brands, Inc., 5.000%, 05/01/23	27,540
27,000	D.R. Horton, Inc., 4.375%, 09/15/22	27,000
98,000	DISH DBS Corp., 6.750%, 06/01/21	104,370
27,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	27,877
27,000	E*TRADE Financial Corp., 5.375%, 11/15/22	28,485
109,000	Energy Transfer Equity LP, 5.875%, 01/15/24	114,995
55,000	Equinix, Inc., 4.875%, 04/01/20	56,787
38,000	Felcor Lodging LP, 6.750%, 06/01/19	39,425

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
27,000	Frontier Communications Corp., 8.500%, 04/15/20	30,307
109,000	FTI Consulting, Inc., 6.750%, 10/01/20	114,995
55,000	Gannett Co., Inc., 5.125%, 07/15/20	57,337
	General Motors Co.,
55,000	3.500%, 10/02/18	56,351
55,000	4.875%, 10/02/23	59,549
27,000	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	29,565
	HCA, Inc.,
44,000	5.875%, 03/15/22	48,716
44,000	6.500%, 02/15/20	49,544
28,000	Hertz Corp. (The), 6.750%, 04/15/19	28,910
38,000	Hologic, Inc., 6.250%, 08/01/20	39,425
27,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	28,048
109,000	International Lease Finance Corp., 8.250%, 12/15/20	132,707
55,000	Jarden Corp., 7.500%, 05/01/17	60,637
98,000	L Brands, Inc., 5.625%, 10/15/23	108,780
55,000	Lamar Media Corp., 5.875%, 02/01/22	57,887
27,000	Lennar Corp., Series B, 12.250%, 06/01/17	32,333
55,000	Level 3 Financing, Inc., 8.125%, 07/01/19	57,819
27,000	LifePoint Hospitals, Inc., 5.500%, 12/01/21	28,283
82,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	84,255
11,000	Meritage Homes Corp., 7.000%, 04/01/22	11,798
27,000	MGM Resorts International, 6.750%, 10/01/20	28,958
30,000	Navient Corp., 6.125%, 03/25/24	28,800
27,000	NCR Corp., 5.000%, 07/15/22	27,270
109,000	Newfield Exploration Co., 5.625%, 07/01/24	113,360
27,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	27,473
80,000	NRG Energy, Inc., 8.250%, 09/01/20	84,700
28,000	Omnicare, Inc., 5.000%, 12/01/24	29,260
80,000	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	84,800
38,000	PVH Corp., 4.500%, 12/15/22	38,570
109,000	QEP Resources, Inc., 6.875%, 03/01/21	115,813
38,000	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	43,415
55,000	Range Resources Corp., 6.750%, 08/01/20	57,063
55,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	59,675
38,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	40,423
55,000	Service Corp. International, 5.375%, 05/15/24	57,475
38,000	SESI LLC, 7.125%, 12/15/21	38,380
98,000	Sprint Communications, Inc., 6.000%, 11/15/22	93,100
	Steel Dynamics, Inc.,
38,000	5.250%, 04/15/23	38,475
27,000	6.375%, 08/15/22	28,823
27,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	27,135
	Tenet Healthcare Corp.,
55,000	4.500%, 04/01/21	53,900
70,000	6.000%, 10/01/20	74,200
109,000	T-Mobile USA, Inc., 6.375%, 03/01/25	112,477
55,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	60,363
55,000	United Rentals North America, Inc., 6.125%, 06/15/23	58,231
27,000	United States Steel Corp., 7.500%, 03/15/22	27,000
27,000	VeriSign, Inc., 4.625%, 05/01/23	26,933
50,000	Voya Financial, Inc., VAR, 5.650%, 05/15/53	52,250
55,000	Vulcan Materials Co., 7.500%, 06/15/21	66,000
82,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	86,879
27,000	Windstream Corp., 7.875%, 11/01/17	29,261
38,000	WPX Energy, Inc., 6.000%, 01/15/22	35,340
44,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	45,540
27,000	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	28,553

		5,072,868

	Total Corporate Bonds (Cost $5,527,688)	5,631,541

SHARES
Investment Companies — 12.5%
186,619	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b) (m)	1,537,736

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — continued
72,094	JPMorgan Equity Income Fund, Class R6 Shares (b) (m)	1,023,729

	Total Investment Companies (Cost $2,590,361)	2,561,465

PRINCIPAL AMOUNT($)
Preferred Securities — 6.2% (x)
	United States — 6.2%
30,000	American Express Co., Series C, VAR, 4.900%, 03/15/20	30,435
	Bank of America Corp.,
35,000	Series AA, VAR, 6.100%, 03/17/25	95,175
70,000	Series V, VAR, 5.125%, 06/17/19	68,768
90,000	Series Z, VAR, 6.500%, 10/23/24	35,503
100,000	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	94,750
	Citigroup, Inc.,
85,000	Series M, VAR, 6.300%, 05/15/24	86,807
70,000	Series N, VAR, 5.800%, 11/15/19	70,175
35,000	Series O, VAR, 5.875%, 03/27/20	35,131
100,000	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	95,000
100,000	General Electric Capital Corp., Series C, VAR, 5.250%, 06/15/23	102,750
100,000	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	102,875
	Morgan Stanley,
100,000	Series H, VAR, 5.450%, 07/15/19	100,750
20,000	Series J, VAR, 5.550%, 07/15/20	20,200
100,000	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	97,500
50,000	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	50,875
	Wells Fargo & Co.,
29,000	Series U, VAR, 5.875%, 06/15/25	30,673
140,000	Series S, VAR, 5.900%, 06/15/24	145,775

	Total Preferred Securities (Cost $1,233,366)	1,263,142

SHARES
Preferred Stock — 0.6%
	United States — 0.6%
5,000	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @ (Cost $113,000)	121,100

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Spain — 0.0% (g)
1,171	Telefonica S.A., expiring 04/17/15 (a) (Cost $—)	189

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
75,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $75,122)	75,094

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
205,203	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $205,203)	205,203

	Total Investments — 98.3% (Cost $19,993,411)	20,133,963
	Other Assets in Excess of Liabilities — 1.7%	338,975

	NET ASSETS — 100.0%	$20,472,938

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2015

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	12.7%
Banks	10.4
Real Estate Investment Trusts (REITs)	8.6
Oil, Gas & Consumable Fuels	6.6
Non-Agency CMO	5.1
Insurance	4.2
Diversified Telecommunication Services	3.9
Pharmaceuticals	3.7
Asset-Backed Securities	3.7
Media	3.4
Capital Markets	2.3
Metals & Mining	2.1
Wireless Telecommunication Services	2.1
Automobiles	2.0
Household Durables	1.7
Health Care Providers & Services	1.6
Trading Companies & Distributors	1.6
Specialty Retail	1.5
Diversified Financial Services	1.3
Tobacco	1.2
Aerospace & Defense	1.1
Technology Hardware, Storage & Peripherals	1.0
Hotels, Restaurants & Leisure	1.0
Semiconductors & Semiconductor Equipment	1.0
Others (each less than 1.0%)	15.2
Short-Term Investment	1.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	U.S. Long Bond	06/19/15	$983,250	$9,816
	Short Futures Outstanding
(7)	Euro FX	06/15/15	(940,975)	(18,251)
(8)	GBP FX	06/15/15	(741,850)	4,241
(24)	5 Year U.S. Treasury Note	06/30/15	(2,885,063)	(23,488)

				$(27,682)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
FDR	—	Fiduciary Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of March 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of March 31, 2015.
@	—	Date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $5,288,307 and 26.3%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,692
Aggregate gross unrealized depreciation	(298,140)

Net unrealized appreciation/depreciation	$140,552

Federal income tax cost of investments	$19,993,411

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$73,833	$665,112	$738,945
Collateralized Mortgage Obligations
Non-Agency CMO	—	1,017,871	—	1,017,871
Common Stocks
Australia	—	372,358	—	372,358
Belgium	—	59,745	—	59,745
Canada	253,528	—	—	253,528
China	—	135,703	—	135,703
Denmark	—	84,876	—	84,876
Finland	—	145,660	—	145,660
France	7,033	491,641	—	498,674
Germany	—	453,395	—	453,395
Hong Kong	16,610	30,846	—	47,456
Ireland	71,954	—	—	71,954
Italy	—	119,298	—	119,298
Japan	—	653,547	—	653,547
Luxembourg	—	18,438	—	18,438
Netherlands	—	304,902	—	304,902
Norway	—	25,739	—	25,739
Portugal	—	9,239	—	9,239
Singapore	—	109,248	—	109,248
South Africa	—	52,936	—	52,936
South Korea	25,904	—	—	25,904
Spain	—	165,581	—	165,581
Sweden	—	229,623	—	229,623
Switzerland	—	592,065	—	592,065
Taiwan	—	91,902	—	91,902
United Kingdom	—	1,122,403	—	1,122,403
United States	2,873,515	1,724	—	2,875,239

Total Common Stocks	3,248,544	5,270,869	—	8,519,413

Corporate Bonds
Bermuda	—	70,038	—	70,038
Canada	—	69,618	—	69,618
Finland	—	31,995	—	31,995
Liberia	—	28,688	—	28,688
Luxembourg	—	207,274	—	207,274
Singapore	—	28,316	—	28,316
United Kingdom	—	122,744	—	122,744
United States	—	5,072,868	—	5,072,868

Total Corporate Bonds	—	5,631,541	—	5,631,541

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies
United States	$2,561,465	$—	$—	$2,561,465
Preferred Securities
United States	—	1,263,142	—	1,263,142
Preferred Stock
United States	121,100	—	—	121,100
Right
Spain	189	—	—	189
U.S. Treasury Obligation	—	75,094	—	75,094
Short-Term Investment
Investment Company	205,203	—	—	205,203

Total Investments in Securities	$6,136,501	$13,332,350	$665,112	$20,133,963

Appreciation in Other Financial Instruments
Futures Contracts	$14,057	$—	$—	$14,057

Depreciation in Other Financial Instruments
Futures Contracts	$(41,739)	$—	$—	$(41,739)

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 9, 2014*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$—	$1,150	$(2,579)	$439	$686,595	$(20,493)		$—	$665,112

*	Commencement of operations was December 09, 2014.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,579).

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$665,112	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.27%)
			Constant Default Rate	3.00% - 9.00% (5.57%)
			Yield (Discount Rate of Cash Flows)	0.57% - 7.61% (2.07%)

Asset-Backed Securities	665,112

Total	$665,112

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 15.0%
	Auto Components — 2.2%
5,825	Goodyear Tire & Rubber Co. (The)	157,741
7,150	Lear Corp.	792,363

		950,104

	Diversified Consumer Services — 2.7%
350	Graham Holdings Co., Class B	367,370
26,025	H&R Block, Inc.	834,622

		1,201,992

	Hotels, Restaurants & Leisure — 1.6%
17,950	Aramark	567,758
25	Chipotle Mexican Grill, Inc. (a)	16,263
2,075	Darden Restaurants, Inc.	143,881

		727,902

	Household Durables — 0.5%
3,962	Jarden Corp. (a)	209,590

	Internet & Catalog Retail — 0.9%
14,375	Groupon, Inc. (a)	103,644
9,925	Liberty Interactive Corp., Class A (a)	289,711

		393,355

	Leisure Products — 0.2%
1,750	Vista Outdoor, Inc. (a)	74,935

	Media — 0.5%
5,050	Cablevision Systems Corp., Class A	92,415
5,900	Interpublic Group of Cos., Inc. (The)	130,508

		222,923

	Multiline Retail — 1.8%
2,900	Dillard’s, Inc., Class A	395,879
5,975	Macy’s, Inc.	387,837

		783,716

	Specialty Retail — 4.6%
18,225	Best Buy Co., Inc.	688,723
900	CST Brands, Inc.	39,447
1,100	Murphy USA, Inc. (a)	79,607
6,375	Ross Stores, Inc.	671,670
24,450	Staples, Inc.	398,168
1,075	Ulta Salon Cosmetics & Fragrance, Inc. (a)	162,164

		2,039,779

	Textiles, Apparel & Luxury Goods — 0.0%(g)
200	Hanesbrands, Inc.	6,702

	Total Consumer Discretionary	6,610,998

	Consumer Staples — 7.5%
	Food & Staples Retailing — 2.7%
11,000	Kroger Co. (The)	843,260
40,650	Rite Aid Corp. (a)	353,248

		1,196,508

	Food Products — 3.4%
9,725	Bunge Ltd.	800,951
4,925	Ingredion, Inc.	383,263
7,875	Tyson Foods, Inc., Class A	301,613

		1,485,827

	Personal Products — 0.1%
1,525	Herbalife Ltd. (a)	65,209

	Tobacco — 1.3%
8,625	Lorillard, Inc.	563,644

	Total Consumer Staples	3,311,188

	Energy — 4.9%
	Energy Equipment & Services — 0.7%
426	Baker Hughes, Inc.	27,085
2,325	Cameron International Corp. (a)	104,904
5,275	Rowan Cos. plc, Class A	93,420
9,450	Seadrill Ltd., (Bermuda)	88,358

		313,767

	Oil, Gas & Consumable Fuels — 4.2%
1,775	Cimarex Energy Co.	204,285
6,550	EQT Corp.	542,798
925	Marathon Petroleum Corp.	94,711
2,750	Murphy Oil Corp.	128,150
1,925	Newfield Exploration Co. (a)	67,548
415	Noble Energy, Inc.	20,293
5,500	PBF Energy, Inc., Class A	186,560
1,525	Peabody Energy Corp.	7,503
1,725	Valero Energy Corp.	109,745
6,300	World Fuel Services Corp.	362,124
9,600	WPX Energy, Inc. (a)	104,928

		1,828,645

	Total Energy	2,142,412

	Financials — 17.7%
	Banks — 2.9%
4,050	East West Bancorp, Inc.	163,863
7,750	Fifth Third Bancorp	146,087
4,875	Huntington Bancshares, Inc.	53,869
16,075	KeyCorp	227,622
3,650	PacWest Bancorp	171,148
1,675	Popular, Inc., (Puerto Rico) (a)	57,603
6,275	Regions Financial Corp.	59,299
675	Signature Bank (a)	87,467
2,300	SVB Financial Group (a)	292,192

		1,259,150

	Capital Markets — 0.9%
950	Affiliated Managers Group, Inc. (a)	204,041

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
3,400	Lazard Ltd., (Bermuda), Class A	178,806

		382,847

	Consumer Finance — 1.6%
9,575	Discover Financial Services	539,551
6,275	Synchrony Financial (a)	190,446

		729,997

	Insurance — 4.1%
3,500	Allied World Assurance Co. Holdings AG, (Switzerland)	141,400
3,575	American Financial Group, Inc.	229,336
1,100	Aon plc, (United Kingdom)	105,732
1,325	Arch Capital Group Ltd., (Bermuda) (a)	81,620
400	Aspen Insurance Holdings Ltd., (Bermuda)	18,892
1,725	Assurant, Inc.	105,932
5,875	Assured Guaranty Ltd., (Bermuda)	155,041
850	Axis Capital Holdings Ltd., (Bermuda)	43,843
1,025	Endurance Specialty Holdings Ltd., (Bermuda)	62,669
400	Everest Re Group Ltd., (Bermuda)	69,600
697	FNF Group	25,622
2,300	Hanover Insurance Group, Inc. (The)	166,934
2,325	Hartford Financial Services Group, Inc. (The)	97,232
1,600	Lincoln National Corp.	91,936
2,125	Principal Financial Group, Inc.	109,161
1,075	Torchmark Corp.	59,039
4,925	Unum Group	166,120
1,650	Validus Holdings Ltd., (Bermuda)	69,465

		1,799,574

	Real Estate Investment Trusts (REITs) — 8.0%
800	American Capital Agency Corp.	17,064
4,050	Annaly Capital Management, Inc.	42,120
3,925	Apartment Investment & Management Co., Class A	154,488
150	AvalonBay Communities, Inc.	26,137
450	Boston Properties, Inc.	63,216
3,775	Brandywine Realty Trust	60,324
1,975	Brixmor Property Group, Inc.	52,436
725	Camden Property Trust	56,644
1,275	Chimera Investment Corp.	4,003
875	Corrections Corp. of America	35,228
1,000	Crown Castle International Corp.	82,540
2,550	DDR Corp.	47,481
2,200	Douglas Emmett, Inc.	65,582
14,500	Duke Realty Corp.	315,665
2,300	Equity Commonwealth	61,065
2,400	Equity LifeStyle Properties, Inc.	131,880
1,025	Equity Residential	79,807
975	Extra Space Storage, Inc.	65,881
2,125	Health Care REIT, Inc.	164,390
7,460	Hospitality Properties Trust	246,105
4,975	Host Hotels & Resorts, Inc.	100,396
750	Mid-America Apartment Communities, Inc.	57,953
3,225	NorthStar Realty Finance Corp.	58,437
1,950	Post Properties, Inc.	111,014
900	Regency Centers Corp.	61,236
5,575	Retail Properties of America, Inc., Class A	89,367
400	SL Green Realty Corp.	51,352
1,725	Taubman Centers, Inc.	133,049
1,187	Urban Edge Properties	28,132
1,872	Ventas, Inc.	136,693
2,375	Vornado Realty Trust	266,000
15,850	Weyerhaeuser Co.	525,428
1,775	WP Carey, Inc.	120,700

		3,511,813

	Real Estate Management & Development — 0.2%
625	CBRE Group, Inc., Class A (a)	24,194
425	Jones Lang LaSalle, Inc.	72,420

		96,614

	Total Financials	7,779,995

	Health Care — 12.3%
	Biotechnology — 2.9%
2,000	Alnylam Pharmaceuticals, Inc. (a)	208,840
2,000	BioMarin Pharmaceutical, Inc. (a)	249,240
2,100	Incyte Corp. (a)	192,486
600	Intercept Pharmaceuticals, Inc. (a)	169,212
1,650	Medivation, Inc. (a)	212,966
2,200	Vertex Pharmaceuticals, Inc. (a)	259,534

		1,292,278

	Health Care Equipment & Supplies — 3.4%
919	Becton, Dickinson and Co.	131,930
10,550	Boston Scientific Corp. (a)	187,262
225	Cooper Cos., Inc. (The)	42,170
1,625	Edwards Lifesciences Corp. (a)	231,498
17,850	Hologic, Inc. (a)	589,496
2,675	Zimmer Holdings, Inc.	314,366

		1,496,722

	Health Care Providers & Services — 4.9%
5,550	AmerisourceBergen Corp.	630,868
3,500	Cardinal Health, Inc.	315,945
6,225	Catamaran Corp. (a)	370,637
2,700	Community Health Systems, Inc. (a)	141,156

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
2,050	Health Net, Inc. (a)	124,005
3,150	Humana, Inc.	560,763

		2,143,374

	Pharmaceuticals — 1.1%
3,625	Endo International plc, (Ireland) (a)	325,162
1,025	Perrigo Co. plc, (Ireland)	169,689

		494,851

	Total Health Care	5,427,225

	Industrials — 11.6%
	Aerospace & Defense — 3.1%
6,241	Huntington Ingalls Industries, Inc.	874,676
2,950	L-3 Communications Holdings, Inc.	371,081
175	Northrop Grumman Corp.	28,168
875	Orbital ATK, Inc.	67,051
725	Spirit AeroSystems Holdings, Inc., Class A (a)	37,852

		1,378,828

	Airlines — 2.7%
1,200	Alaska Air Group, Inc.	79,416
5,525	Delta Air Lines, Inc.	248,404
19,400	Southwest Airlines Co.	859,420

		1,187,240

	Commercial Services & Supplies — 0.6%
4,825	KAR Auction Services, Inc.	183,012
3,950	Pitney Bowes, Inc.	92,114

		275,126

	Construction & Engineering — 1.9%
17,250	AECOM (a)	531,645
1,625	Fluor Corp.	92,885
4,175	Jacobs Engineering Group, Inc. (a)	188,543

		813,073

	Electrical Equipment — 0.2%
1,550	Babcock & Wilcox Co. (The)	49,739
375	Regal-Beloit Corp.	29,970

		79,709

	Machinery — 2.5%
4,300	Crane Co.	268,363
4,100	Ingersoll-Rand plc	279,128
3,250	Oshkosh Corp.	158,567
3,470	Parker-Hannifin Corp.	412,167

		1,118,225

	Marine — 0.0%(g)
200	Kirby Corp. (a)	15,010

	Professional Services — 0.1%
525	ManpowerGroup, Inc.	45,229

	Road & Rail — 0.1%
925	Landstar System, Inc.	61,328

	Trading Companies & Distributors — 0.4%
3,391	Veritiv Corp. (a)	149,645

	Total Industrials	5,123,413

	Information Technology — 17.6%
	Communications Equipment — 0.5%
1,300	Harris Corp.	102,388
5,175	Juniper Networks, Inc.	116,851

		219,239

	Electronic Equipment, Instruments & Components — 0.3%
3,050	Avnet, Inc.	135,725

	Internet Software & Services — 2.6%
387	Equinix, Inc.	90,113
3,150	IAC/InterActiveCorp	212,530
1,575	LinkedIn Corp., Class A (a)	393,530
8,500	Twitter, Inc. (a)	425,680

		1,121,853

	IT Services — 6.5%
1,575	Alliance Data Systems Corp. (a)	466,594
5,400	Booz Allen Hamilton Holding Corp.	156,276
2,475	Fidelity National Information Services, Inc.	168,448
2,625	Global Payments, Inc.	240,660
16,550	Leidos Holdings, Inc.	694,438
13,825	Vantiv, Inc., Class A (a)	521,203
48,000	Xerox Corp.	616,800

		2,864,419

	Semiconductors & Semiconductor Equipment — 4.1%
15,275	Advanced Micro Devices, Inc. (a)	40,937
7,825	Applied Materials, Inc.	176,532
2,275	Broadcom Corp., Class A	98,496
3,250	First Solar, Inc. (a)	194,318
1,900	KLA-Tencor Corp.	110,751
2,250	Lam Research Corp.	158,029
18,225	Marvell Technology Group Ltd., (Bermuda)	267,907
15,075	Micron Technology, Inc. (a)	408,985
14,600	ON Semiconductor Corp. (a)	176,806
1,800	Skyworks Solutions, Inc.	176,922

		1,809,683

	Software — 2.2%
500	Citrix Systems, Inc. (a)	31,935
5,700	Electronic Arts, Inc. (a)	335,245
34,000	Rovi Corp. (a)	619,140

		986,320

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 1.4%
6,900	Western Digital Corp.	627,969

	Total Information Technology	7,765,208

	Materials — 5.0%
	Chemicals — 1.9%
1,675	Ashland, Inc.	213,244
2,550	Cabot Corp.	114,750
650	Huntsman Corp.	14,410
2,116	PPG Industries, Inc.	477,243
300	Valspar Corp. (The)	25,209

		844,856

	Containers & Packaging — 1.0%
600	Avery Dennison Corp.	31,746
1,550	Crown Holdings, Inc. (a)	83,731
3,075	Rock-Tenn Co., Class A	198,337
2,475	Sealed Air Corp.	112,761

		426,575

	Metals & Mining — 1.3%
3,500	Alcoa, Inc.	45,220
500	Compass Minerals International, Inc.	46,605
425	Nucor Corp.	20,200
2,500	Reliance Steel & Aluminum Co.	152,700
6,975	Steel Dynamics, Inc.	140,198
6,100	United States Steel Corp.	148,840

		553,763

	Paper & Forest Products — 0.8%
2,400	Domtar Corp., (Canada)	110,928
4,650	International Paper Co.	258,029

		368,957

	Total Materials	2,194,151

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
43,450	Frontier Communications Corp.	306,323

	Wireless Telecommunication Services — 0.3%
1,150	SBA Communications Corp., Class A (a)	134,665

	Total Telecommunication Services	440,988

	Utilities — 5.3%
	Electric Utilities — 0.2%
900	Entergy Corp.	69,741
375	Pinnacle West Capital Corp.	23,906

		93,647

	Gas Utilities — 0.9%
11,687	UGI Corp.	380,879

	Independent Power & Renewable Electricity Producers — 0.5%
18,650	AES Corp.	239,653

	Multi-Utilities — 3.7%
1,850	Alliant Energy Corp.	116,550
2,625	Ameren Corp.	110,775
8,005	CenterPoint Energy, Inc.	163,382
5,550	CMS Energy Corp.	193,750
1,725	Consolidated Edison, Inc.	105,225
2,975	DTE Energy Co.	240,053
4,475	Public Service Enterprise Group, Inc.	187,592
2,250	SCANA Corp.	123,728
2,750	Sempra Energy	299,805
4,925	TECO Energy, Inc.	95,545

		1,636,405

	Total Utilities	2,350,584

	Total Common Stocks (Cost $33,472,332)	43,146,162

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples —0.0% (g)
	Food & Staples Retailing —0.0% (g)
12,850	Safeway, Inc. (a) (i) (Cost $ -)	739

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
1,283,018	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $1,283,018)	1,283,018

	Total Investments — 100.8% (Cost $34,755,350)	44,429,919
	Liabilities in Excess of Other Assets — (0.8)% (c)	(363,773)

	NET ASSETS — 100.0%	$44,066,146

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	S&P Mid Cap 400	06/19/15	$911,880	$24,978

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,533,221
Aggregate gross unrealized depreciation	(858,652)

Net unrealized appreciation/depreciation	$9,674,569

Federal income tax cost of investments	$34,755,350

A. Valuation - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolios’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,610,998	$—	$—	$6,610,998
Consumer Staples	3,311,188	—	—	3,311,188
Energy	2,142,412	—	—	2,142,412
Financials	7,779,995	—	—	7,779,995
Health Care	5,427,225	—	—	5,427,225
Industrials	5,123,413	—	—	5,123,413
Information Technology	7,765,208	—	—	7,765,208
Materials	2,194,151	—	—	2,194,151
Telecommunication Services	440,988	—	—	440,988
Utilities	2,350,584	—	—	2,350,584

Total Common Stocks	43,146,162	—	—	43,146,162

Rights
Consumer Staples	—	—	739	739
Short-Term Investment
Investment Company	1,283,018	—	—	1,283,018

Total Investments in Securities	$44,429,180	$—	$739	$44,429,919

Appreciation in Other Financial Instruments
Futures Contracts	$24,978	$—	$—	$24,978

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Consumer Discretionary — 18.2%
	Hotels, Restaurants & Leisure — 1.3%
25,566	Marriott International, Inc., Class A	2,053,461
52,340	Starwood Hotels & Resorts Worldwide, Inc.	4,370,390

		6,423,851

	Household Durables — 2.8%
113,250	Jarden Corp. (a)	5,990,925
40,680	Mohawk Industries, Inc. (a)	7,556,310

		13,547,235

	Internet & Catalog Retail — 1.5%
80,090	Expedia, Inc.	7,538,872

	Media — 3.3%
55,752	CBS Corp. (Non-Voting), Class B	3,380,244
99,035	Clear Channel Outdoor Holdings, Inc., Class A	1,002,234
72,340	DISH Network Corp., Class A (a)	5,068,141
133,285	Gannett Co., Inc.	4,942,208
86,660	Time, Inc.	1,944,650

		16,337,477

	Multiline Retail — 2.8%
125,040	Kohl’s Corp.	9,784,380
45,460	Nordstrom, Inc.	3,651,347

		13,435,727

	Specialty Retail — 5.2%
7,818	AutoZone, Inc. (a)	5,333,127
48,890	Bed Bath & Beyond, Inc. (a)	3,753,530
124,370	Best Buy Co., Inc.	4,699,942
148,260	Gap, Inc. (The)	6,424,106
59,610	Tiffany & Co.	5,246,276

		25,456,981

	Textiles, Apparel & Luxury Goods — 1.3%
37,630	PVH Corp.	4,009,853
30,550	V.F. Corp.	2,300,720

		6,310,573

	Total Consumer Discretionary	89,050,716

	Consumer Staples — 6.1%
	Beverages — 1.7%
36,950	Constellation Brands, Inc., Class A (a)	4,293,960
54,551	Dr. Pepper Snapple Group, Inc.	4,281,162

		8,575,122

	Food & Staples Retailing — 2.4%
89,667	Kroger Co. (The)	6,873,872
545,600	Rite Aid Corp. (a)	4,741,264

		11,615,136

	Food Products — 0.9%
42,190	Hershey Co. (The)	4,257,393

	Household Products — 1.1%
37,630	Energizer Holdings, Inc.	5,194,822

	Total Consumer Staples	29,642,473

	Energy — 4.2%
	Oil, Gas & Consumable Fuels — 4.2%
102,910	Energen Corp.	6,792,060
54,230	EQT Corp.	4,494,040
65,780	PBF Energy, Inc., Class A	2,231,258
92,640	QEP Resources, Inc.	1,931,544
210,660	Southwestern Energy Co. (a)	4,885,205

	Total Energy	20,334,107

	Financials — 28.8%
	Banks — 6.2%
120,960	Citizens Financial Group, Inc.	2,918,765
38,620	City National Corp.	3,440,270
331,800	Fifth Third Bancorp	6,254,430
55,780	First Republic Bank	3,184,480
155,550	Huntington Bancshares, Inc.	1,718,827
47,160	M&T Bank Corp.	5,989,320
138,540	SunTrust Banks, Inc.	5,692,609
47,610	Zions Bancorporation	1,285,470

		30,484,171

	Capital Markets — 4.5%
47,900	Ameriprise Financial, Inc.	6,267,236
111,180	Invesco Ltd.	4,412,734
49,500	Legg Mason, Inc.	2,732,400
42,280	Northern Trust Corp.	2,944,802
66,220	T. Rowe Price Group, Inc.	5,362,496

		21,719,668

	Consumer Finance — 0.7%
170,690	Ally Financial, Inc. (a)	3,581,076

	Insurance — 8.5%
6,158	Alleghany Corp. (a)	2,998,946
37,370	Chubb Corp. (The)	3,778,107
124,760	Hartford Financial Services Group, Inc. (The)	5,217,463
181,090	Loews Corp.	7,393,904
108,830	Marsh & McLennan Cos., Inc.	6,104,275
182,904	Old Republic International Corp.	2,732,586

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
75,180	Progressive Corp. (The)	2,044,896
124,090	Unum Group	4,185,556
47,300	W.R. Berkley Corp.	2,389,123
129,380	XL Group plc, (Ireland)	4,761,184

		41,606,040

	Real Estate Investment Trusts (REITs) — 8.5%
80,740	American Campus Communities, Inc.	3,461,324
28,520	AvalonBay Communities, Inc. (m)	4,969,610
18,950	Boston Properties, Inc.	2,662,096
126,990	Brixmor Property Group, Inc.	3,371,584
148,710	General Growth Properties, Inc. (m)	4,394,381
193,740	Kimco Realty Corp. (m)	5,201,919
79,187	Outfront Media, Inc.	2,369,275
93,475	Rayonier, Inc. (m)	2,520,086
50,910	Regency Centers Corp. (m)	3,463,916
47,334	Vornado Realty Trust (m)	5,301,408
111,490	Weyerhaeuser Co. (m)	3,695,894

		41,411,493

	Thrifts & Mortgage Finance — 0.4%
189,270	Hudson City Bancorp, Inc.	1,983,549

	Total Financials	140,785,997

	Health Care — 6.4%
	Health Care Equipment & Supplies — 0.2%
6,459	Becton, Dickinson and Co.	927,477

	Health Care Providers & Services — 6.2%
58,110	AmerisourceBergen Corp.	6,605,364
112,680	Brookdale Senior Living, Inc. (a)	4,254,797
70,750	Cigna Corp.	9,157,880
21,450	Henry Schein, Inc. (a)	2,994,849
40,580	Humana, Inc.	7,224,051

		30,236,941

	Total Health Care	31,164,418

	Industrials — 9.0%
	Building Products — 0.8%
76,410	Fortune Brands Home & Security, Inc.	3,627,947

	Electrical Equipment — 2.8%
82,370	AMETEK, Inc.	4,327,720
49,670	Hubbell, Inc., Class B	5,444,825
47,590	Regal-Beloit Corp.	3,803,393

		13,575,938

	Industrial Conglomerates — 1.1%
57,690	Carlisle Cos., Inc.	5,343,824

	Machinery — 2.4%
66,490	IDEX Corp.	5,041,937
86,490	Rexnord Corp. (a)	2,308,418
30,670	Snap-on, Inc.	4,510,330

		11,860,685

	Professional Services — 1.0%
52,450	Equifax, Inc.	4,877,850

	Trading Companies & Distributors — 0.9%
63,170	MSC Industrial Direct Co., Inc., Class A	4,560,874

	Total Industrials	43,847,118

	Information Technology — 8.4%
	Communications Equipment — 0.6%
97,720	CommScope Holding Co., Inc. (a)	2,788,929

	Electronic Equipment, Instruments & Components — 2.5%
83,210	Amphenol Corp., Class A	4,903,565
121,200	Arrow Electronics, Inc. (a)	7,411,380

		12,314,945

	IT Services — 1.6%
110,230	Jack Henry & Associates, Inc.	7,703,974

	Semiconductors & Semiconductor Equipment — 2.5%
83,400	Analog Devices, Inc.	5,254,200
33,420	KLA-Tencor Corp.	1,948,052
122,760	Xilinx, Inc.	5,192,748

		12,395,000

	Software — 1.2%
124,250	Synopsys, Inc. (a)	5,755,260

	Total Information Technology	40,958,108

	Materials — 5.4%
	Chemicals — 3.0%
53,240	Airgas, Inc.	5,649,296
62,696	Albemarle Corp.	3,312,857
14,730	Sherwin-Williams Co. (The)	4,190,685
10,440	Sigma-Aldrich Corp.	1,443,330

		14,596,168

	Containers & Packaging — 2.4%
54,420	Ball Corp.	3,844,229
50,860	Rock-Tenn Co., Class A	3,280,470
84,110	Silgan Holdings, Inc.	4,889,314

		12,014,013

	Total Materials	26,610,181

	Utilities — 8.9%
	Electric Utilities — 2.8%
67,150	Edison International	4,194,861

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
124,120	Westar Energy, Inc.	4,810,891
126,380	Xcel Energy, Inc.	4,399,288

		13,405,040

	Gas Utilities — 1.9%
49,110	National Fuel Gas Co.	2,962,806
272,990	Questar Corp.	6,513,542

		9,476,348

	Multi-Utilities — 4.2%
235,870	CenterPoint Energy, Inc.	4,814,107
141,050	CMS Energy Corp.	4,924,055
46,240	NiSource, Inc.	2,041,958
44,940	Sempra Energy	4,899,359
81,190	Wisconsin Energy Corp.	4,018,905

		20,698,384

	Total Utilities	43,579,772

	Total Common Stocks (Cost $291,119,042)	465,972,890

Short-Term Investment — 4.2%
	Investment Company — 4.2%
20,330,514	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $20,330,514)	20,330,514

	Total Investments — 99.6% (Cost $311,449,556)	486,303,404
	Other Assets in Excess of Liabilities — 0.4%	1,714,160

	NET ASSETS — 100.0%	$488,017,564

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,713,945
Aggregate gross unrealized depreciation	(4,860,097)

Net unrealized appreciation/depreciation	$174,853,848

Federal income tax cost of investments	$311,449,556

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$486,303,404	$—	$—	$486,303,404

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 12.1%
	Auto Components — 1.5%
23,400	Cooper Tire & Rubber Co.	1,002,456
8,300	Stoneridge, Inc. (a)	93,707
28,500	Tower International, Inc. (a)	758,100

		1,854,263

	Distributors — 0.3%
4,700	Core-Mark Holding Co., Inc.	302,304
1,360	VOXX International Corp. (a)	12,457

		314,761

	Diversified Consumer Services — 0.3%
1,400	Capella Education Co.	90,832
18,800	LifeLock, Inc. (a)	265,268

		356,100

	Hotels, Restaurants & Leisure — 1.5%
11,400	Bloomin’ Brands, Inc.	277,362
2,300	Dave & Buster’s Entertainment, Inc. (a)	70,058
9,000	Jack in the Box, Inc.	863,280
26,468	Ruth’s Hospitality Group, Inc.	420,312
5,300	Sonic Corp.	168,010

		1,799,022

	Household Durables — 1.9%
14,000	Helen of Troy Ltd., (Bermuda) (a)	1,140,860
4,383	Jarden Corp. (a)	231,861
10,100	KB Home	157,762
2,100	Libbey, Inc.	83,811
3,100	Lifetime Brands, Inc.	47,368
1,400	NACCO Industries, Inc., Class A	74,186
20,700	Skullcandy, Inc. (a)	233,910
6,300	Universal Electronics, Inc. (a)	355,572

		2,325,330

	Internet & Catalog Retail — 0.2%
5,900	Lands’ End, Inc. (a)	211,692

	Leisure Products — 0.1%
10,000	Nautilus, Inc. (a)	152,700

	Media — 1.7%
36,000	E.W. Scripps Co. (The), Class A (a)	1,023,840
5,000	Entercom Communications Corp., Class A (a)	60,750
12,800	Journal Communications, Inc., Class A (a)	189,696
1,800	Live Nation Entertainment, Inc. (a)	45,414
2,500	New Media Investment Group, Inc.	59,825
6,800	Nexstar Broadcasting Group, Inc., Class A	389,096
11,700	Sinclair Broadcast Group, Inc., Class A	367,497

		2,136,118

	Specialty Retail — 3.7%
12,600	Barnes & Noble, Inc. (a)	299,250
15,800	Brown Shoe Co., Inc.	518,240
10,200	Cato Corp. (The), Class A	403,920
1,400	Children’s Place, Inc. (The)	89,866
6,800	Citi Trends, Inc. (a)	183,600
30,500	Express, Inc. (a)	504,165
9,400	Lithia Motors, Inc., Class A	934,454
154,345	Office Depot, Inc. (a)	1,419,974
2,000	Outerwall, Inc.	132,240
3,400	Systemax, Inc. (a)	41,548
3,800	Tilly’s, Inc., Class A (a)	59,470

		4,586,727

	Textiles, Apparel & Luxury Goods — 0.9%
4,300	G-III Apparel Group Ltd. (a)	484,395
18,400	Iconix Brand Group, Inc. (a)	619,528

		1,103,923

	Total Consumer Discretionary	14,840,636

	Consumer Staples — 3.4%
	Food & Staples Retailing — 2.2%
7,450	Andersons, Inc. (The)	308,206
107,800	Rite Aid Corp. (a)	936,782
11,200	Smart & Final Stores, Inc. (a)	197,120
28,380	SpartanNash Co.	895,673
28,900	SUPERVALU, Inc. (a)	336,107

		2,673,888

	Food Products — 0.8%
20,800	Pilgrim’s Pride Corp.	469,872
7,800	Pinnacle Foods, Inc.	318,318
2,500	Sanderson Farms, Inc.	199,125

		987,315

	Personal Products — 0.4%
4,100	Revlon, Inc., Class A (a)	168,920
3,200	USANA Health Sciences, Inc. (a)	355,584

		524,504

	Total Consumer Staples	4,185,707

	Energy — 3.7%
	Energy Equipment & Services — 0.9%
8,300	C&J Energy Services Ltd. (a)	92,379
8,296	Dawson Geophysical Co. (a)	35,424
9,100	Forum Energy Technologies, Inc. (a)	178,360

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
9,300	Helix Energy Solutions Group, Inc. (a)	139,128
10,200	Matrix Service Co. (a)	179,112
2,400	Pioneer Energy Services Corp. (a)	13,008
9,712	Superior Energy Services, Inc.	216,966
18,000	Tesco Corp.	204,660

		1,059,037

	Oil, Gas & Consumable Fuels — 2.8%
29,300	Abraxas Petroleum Corp. (a)	95,225
10,900	Callon Petroleum Co. (a)	81,423
10,500	Carrizo Oil & Gas, Inc. (a)	521,325
9,600	Delek U.S. Holdings, Inc.	381,600
4,395	Energy XXI Ltd.	15,998
23,400	Green Plains, Inc.	668,070
7,100	Jones Energy, Inc., Class A (a)	63,758
29,600	Pacific Ethanol, Inc. (a)	319,384
29,700	Renewable Energy Group, Inc. (a)	273,834
900	REX American Resources Corp. (a)	54,729
7,200	Stone Energy Corp. (a)	105,696
2,800	TransAtlantic Petroleum Ltd. (a)	14,952
25,600	VAALCO Energy, Inc. (a)	62,720
164,500	Warren Resources, Inc. (a)	146,405
10,200	Western Refining, Inc.	503,778
2,200	World Fuel Services Corp.	126,456

		3,435,353

	Total Energy	4,494,390

	Financials — 22.7%
	Banks — 8.2%
2,700	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	88,533
10,100	BBCN Bancorp, Inc.	146,147
2,300	BNC Bancorp	41,630
1,100	Bridge Bancorp, Inc.	28,413
5,900	Cathay General Bancorp	167,855
1,900	Citizens & Northern Corp.	38,342
1,264	Community Trust Bancorp, Inc.	41,914
1,200	ConnectOne Bancorp, Inc.	23,352
13,980	Customers Bancorp, Inc. (a)	340,553
23,355	East West Bancorp, Inc.	944,943
6,144	Fidelity Southern Corp.	103,711
3,600	Financial Institutions, Inc.	82,548
46,500	First BanCorp, (Puerto Rico) (a)	288,300
1,800	First Business Financial Services, Inc.	77,832
17,200	First Commonwealth Financial Corp.	154,800
4,400	First Community Bancshares, Inc.	77,132
3,900	First Financial Bancorp	69,459
3,400	First Merchants Corp.	80,036
6,900	First NBC Bank Holding Co. (a)	227,562
25,657	FirstMerit Corp.	489,022
25,025	Hanmi Financial Corp.	529,279
10,200	Hilltop Holdings, Inc. (a)	198,288
99,700	Huntington Bancshares, Inc.	1,101,685
875	IBERIABANK Corp.	55,151
3,200	MainSource Financial Group, Inc.	62,848
700	National Bankshares, Inc.	20,888
2,271	NBT Bancorp, Inc.	56,911
18,400	PacWest Bancorp	862,776
7,400	Pinnacle Financial Partners, Inc.	329,004
30,000	Popular, Inc., (Puerto Rico) (a)	1,031,700
7,900	Preferred Bank	217,013
3,800	PrivateBancorp, Inc.	133,646
1,200	Prosperity Bancshares, Inc.	62,976
4,250	Sierra Bancorp	70,975
10,535	Southwest Bancorp, Inc.	187,418
8,600	State Bank Financial Corp.	180,600
1,600	Stonegate Bank	48,304
10,400	Susquehanna Bancshares, Inc.	142,584
1,100	SVB Financial Group (a)	139,744
12,300	TriCo Bancshares	296,799
11,200	TriState Capital Holdings, Inc. (a)	117,264
4,500	Triumph Bancorp, Inc. (a)	61,470
2,000	WesBanco, Inc.	65,160
3,200	West Bancorporation, Inc.	63,648
49,200	Wilshire Bancorp, Inc.	490,524
1,500	Yadkin Financial Corp. (a)	30,450

		10,069,189

	Capital Markets — 1.2%
2,600	Arlington Asset Investment Corp., Class A	62,556
46,400	BGC Partners, Inc., Class A	438,480
17,000	Cowen Group, Inc., Class A (a)	88,400
23,400	Investment Technology Group, Inc. (a)	709,254
4,600	Manning & Napier, Inc.	59,846
900	Oppenheimer Holdings, Inc., Class A	21,114
3,000	Piper Jaffray Cos. (a)	157,380

		1,537,030

	Consumer Finance — 0.9%
13,000	Cash America International, Inc.	302,900
7,200	Encore Capital Group, Inc. (a)	299,448
11,937	Enova International, Inc. (a)	235,040

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
10,600	Green Dot Corp., Class A (a)	168,752
2,500	Nelnet, Inc., Class A	118,300

		1,124,440

	Insurance — 2.6%
30,100	American Equity Investment Life Holding Co.	876,813
5,525	Aspen Insurance Holdings Ltd., (Bermuda)	260,946
8,500	Atlas Financial Holdings, Inc. (a)	150,195
37,900	CNO Financial Group, Inc.	652,638
2,000	Crawford & Co., Class B	17,280
4,700	HCI Group, Inc.	215,589
1,300	Horace Mann Educators Corp.	44,460
21,000	Maiden Holdings Ltd., (Bermuda)	311,430
2,700	Selective Insurance Group, Inc.	78,435
9,000	Stewart Information Services Corp.	365,760
4,900	Symetra Financial Corp.	114,954
3,000	United Fire Group, Inc.	95,310
906	Validus Holdings Ltd., (Bermuda)	38,142

		3,221,952

	Real Estate Investment Trusts (REITs) — 9.0%
800	Agree Realty Corp.	26,376
3,383	American Campus Communities, Inc.	145,029
69,200	Anworth Mortgage Asset Corp.	352,228
3,180	Ashford Hospitality Prime, Inc.	53,329
75,000	Ashford Hospitality Trust, Inc.	721,500
52,600	Capstead Mortgage Corp.	619,102
21,600	Chambers Street Properties	170,208
6,800	Chatham Lodging Trust	199,988
5,900	Chesapeake Lodging Trust	199,597
8,800	CoreSite Realty Corp.	428,384
19,600	Cousins Properties, Inc.	207,760
5,543	DCT Industrial Trust, Inc.	192,120
7,200	DDR Corp.	134,064
12,300	DiamondRock Hospitality Co.	173,799
2,400	EastGroup Properties, Inc.	144,336
5,933	Education Realty Trust, Inc.	209,910
34,500	First Industrial Realty Trust, Inc.	739,335
2,400	Franklin Street Properties Corp.	30,768
15,100	GEO Group, Inc. (The)	660,474
4,000	Government Properties Income Trust	91,400
1,150	Home Properties, Inc.	79,683
4,400	Hudson Pacific Properties, Inc.	146,036
4,700	LaSalle Hotel Properties	182,642
3,000	LTC Properties, Inc.	138,000
895	Mid-America Apartment Communities, Inc.	69,157
2,500	Parkway Properties, Inc.	43,375
5,900	Pebblebrook Hotel Trust	274,763
12,825	Pennsylvania Real Estate Investment Trust	297,925
14,200	PennyMac Mortgage Investment Trust	302,318
16,200	Potlatch Corp.	648,648
3,075	PS Business Parks, Inc.	255,348
12,400	RAIT Financial Trust	85,064
2,200	Ramco-Gershenson Properties Trust	40,920
15,400	Redwood Trust, Inc.	275,198
29,300	Retail Opportunity Investments Corp.	536,190
15,900	RLJ Lodging Trust	497,829
6,800	Silver Bay Realty Trust Corp.	109,888
23,700	Strategic Hotels & Resorts, Inc. (a)	294,591
40,600	Summit Hotel Properties, Inc.	571,242
1,100	Sun Communities, Inc.	73,392
27,439	Sunstone Hotel Investors, Inc.	457,408
4,500	UMH Properties, Inc.	45,315
1,272	WP GLIMCHER, Inc.	21,153

		10,945,792

	Real Estate Management & Development — 0.2%
6,600	RE/MAX Holdings, Inc., Class A	219,186

	Thrifts & Mortgage Finance — 0.6%
1,800	BofI Holding, Inc. (a)	167,472
15,200	Flagstar Bancorp, Inc. (a)	220,552
4,600	HomeStreet, Inc. (a)	84,272
5,100	PennyMac Financial Services, Inc., Class A (a)	86,547
6,400	Walker & Dunlop, Inc. (a)	113,472
1,400	Washington Federal, Inc.	30,527

		702,842

	Total Financials	27,820,431

	Health Care — 14.3%
	Biotechnology — 6.5%
2,900	Acceleron Pharma, Inc. (a)	110,374
19,700	Achillion Pharmaceuticals, Inc. (a)	194,242
900	Adamas Pharmaceuticals, Inc. (a)	15,741
500	Agios Pharmaceuticals, Inc. (a)	47,150
2,400	Alnylam Pharmaceuticals, Inc. (a)	250,608
8,500	Applied Genetic Technologies Corp. (a)	169,915

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
3,500	Ardelyx, Inc. (a)	45,815
25,000	ARIAD Pharmaceuticals, Inc. (a)	206,000
5,700	Atara Biotherapeutics, Inc. (a)	236,949
2,400	Auspex Pharmaceuticals, Inc. (a)	240,648
1,200	Avalanche Biotechnologies, Inc. (a)	48,624
9,000	Bellicum Pharmaceuticals, Inc. (a)	208,530
4,700	Bluebird Bio, Inc. (a)	567,619
5,100	Calithera Biosciences, Inc. (a)	83,742
4,000	Cara Therapeutics, Inc. (a)	40,200
12,500	Celladon Corp. (a)	236,750
18,300	Celldex Therapeutics, Inc. (a)	510,021
1,400	Clovis Oncology, Inc. (a)	103,922
5,500	Dicerna Pharmaceuticals, Inc. (a)	132,165
11,700	Eleven Biotherapeutics, Inc. (a)	104,364
3,500	FibroGen, Inc. (a)	109,830
1,900	Immune Design Corp. (a)	40,109
22,300	Infinity Pharmaceuticals, Inc. (a)	311,754
10,100	Insmed, Inc. (a)	210,080
400	Intercept Pharmaceuticals, Inc. (a)	112,808
12,100	Invitae Corp. (a)	202,796
2,900	Isis Pharmaceuticals, Inc. (a)	184,643
1,000	Karyopharm Therapeutics, Inc. (a)	30,610
11,400	Kindred Biosciences, Inc. (a)	81,396
8,800	Kite Pharma, Inc. (a)	507,584
7,000	MacroGenics, Inc. (a)	219,590
41,200	Oncothyreon, Inc. (a)	67,156
1,000	Ophthotech Corp. (a)	46,530
2,000	Puma Biotechnology, Inc. (a)	472,220
3,300	Receptos, Inc. (a)	544,137
900	Sage Therapeutics, Inc. (a)	45,207
4,100	Synageva BioPharma Corp. (a)	399,873
41,900	Threshold Pharmaceuticals, Inc. (a)	170,114
6,500	Tokai Pharmaceuticals, Inc. (a)	73,450
3,000	Ultragenyx Pharmaceutical, Inc. (a)	186,270
17,443	Vitae Pharmaceuticals, Inc. (a)	204,258
11,800	Xencor, Inc. (a)	180,776
1,500	Zafgen, Inc. (a)	59,415

		8,013,985

	Health Care Equipment & Supplies — 2.8%
16,200	Cynosure, Inc., Class A (a)	496,854
4,700	DexCom, Inc. (a)	292,998
21,100	Greatbatch, Inc. (a)	1,220,635
1,744	ICU Medical, Inc. (a)	162,436
12,100	Inogen, Inc. (a)	387,079
10,400	Insulet Corp. (a)	346,840
8,900	NuVasive, Inc. (a)	409,311
22,300	OraSure Technologies, Inc. (a)	145,842
200	Roka Bioscience, Inc. (a)	640

		3,462,635

	Health Care Providers & Services — 3.3%
10,213	Amsurg Corp. (a)	628,304
19,100	BioTelemetry, Inc. (a)	169,035
23,000	Civitas Solutions, Inc. (a)	481,620
55,000	Cross Country Healthcare, Inc. (a)	652,300
15,100	Genesis Healthcare, Inc. (a)	107,512
14,400	Molina Healthcare, Inc. (a)	968,976
7,600	Owens & Minor, Inc.	257,184
11,000	Surgical Care Affiliates, Inc. (a)	377,630
900	Trupanion, Inc. (a)	7,200
3,800	WellCare Health Plans, Inc. (a)	347,548

		3,997,309

	Health Care Technology — 0.4%
6,300	Inovalon Holdings, Inc., Class A (a)	190,323
76,000	Merge Healthcare, Inc. (a)	339,720

		530,043

	Life Sciences Tools & Services — 0.4%
12,500	Cambrex Corp. (a)	495,375

	Pharmaceuticals — 0.9%
8,800	Amphastar Pharmaceuticals, Inc. (a)	131,648
6,300	Flex Pharma, Inc. (a)	123,480
2,600	Furiex Pharmaceuticals, Inc. (a) (i)	25,402
800	Jazz Pharmaceuticals plc, (Ireland) (a)	138,232
4,200	Lannett Co., Inc. (a)	284,382
7,100	Medicines Co. (The) (a)	198,942
4,500	Revance Therapeutics, Inc. (a)	93,285
1,100	ZS Pharma, Inc. (a)	46,288

		1,041,659

	Total Health Care	17,541,006

	Industrials — 14.5%
	Aerospace & Defense — 1.3%
12,200	AAR Corp.	374,540
8,000	Cubic Corp.	414,160
1,000	Curtiss-Wright Corp.	73,940
24,200	Engility Holdings, Inc.	726,968
400	Triumph Group, Inc.	23,888

		1,613,496

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Air Freight & Logistics — 0.2%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	133,362
2,800	Park-Ohio Holdings Corp.	147,476

		280,838

	Airlines — 1.5%
10,300	Alaska Air Group, Inc.	681,654
50,300	Hawaiian Holdings, Inc. (a)	1,107,857

		1,789,511

	Building Products — 0.8%
16,400	American Woodmark Corp. (a)	897,572
6,975	Gibraltar Industries, Inc. (a)	114,460

		1,012,032

	Commercial Services & Supplies — 4.3%
25,300	ABM Industries, Inc.	806,058
107,800	ACCO Brands Corp. (a)	895,818
12,600	ARC Document Solutions, Inc. (a)	116,298
9,700	Brady Corp., Class A	274,413
1,900	CECO Environmental Corp.	20,159
65,100	Cenveo, Inc. (a)	139,314
19,250	Deluxe Corp.	1,333,640
2,000	Herman Miller, Inc.	55,520
30,600	Kimball International, Inc., Class B	320,688
8,900	Knoll, Inc.	208,527
5,900	Matthews International Corp., Class A	303,909
1,900	Quad/Graphics, Inc.	43,662
22,200	Steelcase, Inc., Class A	420,468
1,000	UniFirst Corp.	117,690
3,100	United Stationers, Inc.	127,069
2,900	Viad Corp.	80,678

		5,263,911

	Construction & Engineering — 0.9%
11,100	Argan, Inc.	401,487
8,275	EMCOR Group, Inc.	384,539
11,818	Tutor Perini Corp. (a)	275,951

		1,061,977

	Electrical Equipment — 0.5%
5,400	EnerSys	346,896
2,500	Regal-Beloit Corp.	199,800

		546,696

	Machinery — 2.5%
4,400	Barnes Group, Inc.	178,156
3,700	Columbus McKinnon Corp.	99,678
11,800	Federal Signal Corp.	186,322
8,800	Global Brass & Copper Holdings, Inc.	135,960
3,900	Greenbrier Cos., Inc. (The)	226,200
1,500	Hurco Cos., Inc.	49,395
2,900	Hyster-Yale Materials Handling, Inc.	212,541
5,600	Kadant, Inc.	294,616
4,100	LB Foster Co., Class A	194,668
78,300	Meritor, Inc. (a)	987,363
700	Standex International Corp.	57,491
7,200	TriMas Corp. (a)	221,688
13,800	Wabash National Corp. (a)	194,580
900	Watts Water Technologies, Inc., Class A	49,527

		3,088,185

	Marine — 0.6%
17,700	Matson, Inc.	746,232

	Professional Services — 0.7%
9,600	Barrett Business Services, Inc.	411,264
1,500	CRA International, Inc. (a)	46,680
2,700	Heidrick & Struggles International, Inc.	66,366
1,500	Kelly Services, Inc., Class A	26,160
5,800	RPX Corp. (a)	83,462
4,900	TrueBlue, Inc. (a)	119,315
1,700	VSE Corp.	139,196

		892,443

	Road & Rail — 1.1%
400	AMERCO	132,160
19,200	ArcBest Corp.	727,488
1,900	Avis Budget Group, Inc. (a)	112,128
1,700	Quality Distribution, Inc. (a)	17,561
11,500	Swift Transportation Co. (a)	299,230
2,000	Universal Truckload Services, Inc.	50,360

		1,338,927

	Trading Companies & Distributors — 0.1%
6,400	General Finance Corp. (a)	51,648

	Total Industrials	17,685,896

	Information Technology — 17.1%
	Communications Equipment — 0.7%
27,300	Aerohive Networks, Inc. (a)	121,758
11,900	Alliance Fiber Optic Products, Inc.	207,298
6,982	ARRIS Group, Inc. (a)	201,745
20,700	Extreme Networks, Inc. (a)	65,412
16,000	Polycom, Inc. (a)	214,400

		810,613

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 2.6%
25,400	Benchmark Electronics, Inc. (a)	610,362
4,500	Fabrinet, (Thailand) (a)	85,455
23,301	Insight Enterprises, Inc. (a)	664,545
22,125	Kimball Electronics, Inc. (a)	312,847
1,900	Littelfuse, Inc.	188,841
8,400	Newport Corp. (a)	160,104
47,900	Sanmina Corp. (a)	1,158,701

		3,180,855

	Internet Software & Services — 1.8%
31,800	Blucora, Inc. (a)	434,388
18,700	Carbonite, Inc. (a)	267,410
11,100	Cornerstone OnDemand, Inc. (a)	320,679
4,300	Intralinks Holdings, Inc. (a)	44,462
2,300	Q2 Holdings, Inc. (a)	48,622
16,644	WebMD Health Corp. (a)	729,590
7,300	Yelp, Inc. (a)	345,655

		2,190,806

	IT Services — 3.1%
8,200	CACI International, Inc., Class A (a)	737,344
1,800	EVERTEC, Inc., (Puerto Rico)	39,348
52,900	Global Cash Access Holdings, Inc. (a)	403,098
5,200	Heartland Payment Systems, Inc.	243,620
22,400	Science Applications International Corp.	1,150,240
53,600	Unisys Corp. (a)	1,244,056

		3,817,706

	Semiconductors & Semiconductor Equipment — 4.5%
5,750	Alpha & Omega Semiconductor Ltd. (a)	51,232
18,575	Amkor Technology, Inc. (a)	164,110
72,900	Audience, Inc. (a)	330,966
5,200	Brooks Automation, Inc.	60,476
73,316	Cypress Semiconductor Corp. (a)	1,034,487
10,800	First Solar, Inc. (a)	645,732
11,300	Integrated Silicon Solution, Inc.	202,157
9,300	Lattice Semiconductor Corp. (a)	58,962
3,400	Nanometrics, Inc. (a)	57,188
12,300	OmniVision Technologies, Inc. (a)	324,351
8,300	Pericom Semiconductor Corp.	128,401
322	Photronics, Inc. (a)	2,737
12,400	Skyworks Solutions, Inc.	1,218,796
16,100	SunEdison, Inc. (a)	386,400
5,500	Synaptics, Inc. (a)	447,178
61,900	Ultra Clean Holdings, Inc. (a)	442,585

		5,555,758

	Software — 4.0%
1,306	Aspen Technology, Inc. (a)	50,268
55,300	AVG Technologies N.V., (Netherlands) (a)	1,197,245
3,600	Fair Isaac Corp.	319,392
1,200	Manhattan Associates, Inc. (a)	60,732
5,700	Model N, Inc. (a)	68,172
27,800	Pegasystems, Inc.	604,650
4,400	Progress Software Corp. (a)	119,548
6,740	PTC, Inc. (a)	243,786
14,800	Qlik Technologies, Inc. (a)	460,724
3,900	Qualys, Inc. (a)	181,272
1,200	Rovi Corp. (a)	21,852
37,600	Take-Two Interactive Software, Inc. (a)	957,108
47,400	TeleCommunication Systems, Inc., Class A (a)	181,542
7,911	Varonis Systems, Inc. (a)	202,996
7,000	Zendesk, Inc. (a)	158,830

		4,828,117

	Technology Hardware, Storage & Peripherals — 0.4%
9,500	Avid Technology, Inc. (a)	141,550
10,200	Super Micro Computer, Inc. (a)	338,742

		480,292

	Total Information Technology	20,864,147

	Materials — 3.7%
	Chemicals — 1.7%
10,500	A Schulman, Inc.	506,100
7,500	Axiall Corp.	352,050
8,700	FutureFuel Corp.	89,349
900	Innospec, Inc.	41,751
5,800	Koppers Holdings, Inc.	114,144
15,200	Kronos Worldwide, Inc.	192,280
9,400	Minerals Technologies, Inc.	687,140
10,700	OMNOVA Solutions, Inc. (a)	91,271

		2,074,085

	Containers & Packaging — 1.0%
36,100	Graphic Packaging Holding Co.	524,894
10,650	Rock-Tenn Co., Class A	686,925

		1,211,819

	Metals & Mining — 0.6%
23,000	Commercial Metals Co.	372,370
11,400	Worthington Industries, Inc.	303,354

		675,724

	Paper & Forest Products — 0.4%
10,000	Boise Cascade Co. (a)	374,600

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — continued
8,400	Resolute Forest Products, Inc., (Canada) (a)	144,900

		519,500

	Total Materials	4,481,128

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
21,700	8x8, Inc. (a)	182,280
5,500	IDT Corp., Class B	97,625
49,400	Inteliquent, Inc.	777,556
22,550	magicJack VocalTec Ltd., (Israel) (a)	154,242

		1,211,703

	Wireless Telecommunication Services — 0.1%
12,800	RingCentral, Inc., Class A (a)	196,224

	Total Telecommunication Services	1,407,927

	Utilities — 3.4%
	Electric Utilities — 1.3%
1,025	El Paso Electric Co.	39,606
3,100	Empire District Electric Co. (The)	76,942
4,900	IDACORP, Inc.	308,063
2,550	MGE Energy, Inc.	113,016
24,175	Portland General Electric Co.	896,651
2,400	Spark Energy, Inc., Class A	35,400
500	UIL Holdings Corp.	25,710
1,700	Westar Energy, Inc.	65,892

		1,561,280

	Gas Utilities — 0.8%
419	AGL Resources, Inc.	20,803
1,200	Chesapeake Utilities Corp.	60,732
2,900	Laclede Group, Inc. (The)	148,538
14,700	New Jersey Resources Corp.	456,582
1,300	Northwest Natural Gas Co.	62,335
2,400	Southwest Gas Corp.	139,608
1,500	WGL Holdings, Inc.	84,600

		973,198

	Independent Power & Renewable Electricity Producers — 1.2%
45,600	Dynegy, Inc. (a)	1,433,208
4,800	Vivint Solar, Inc. (a)	58,272

		1,491,480

	Water Utilities — 0.1%
3,300	American States Water Co.	131,637

	Total Utilities	4,157,595

	Total Common Stocks (Cost $86,072,399)	117,478,863

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (i) (Cost $—)	—

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
4,518,621	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $4,518,621)	4,518,621

	Total Investments — 99.7% (Cost $90,591,020)	121,997,484
	Other Assets in Excess of Liabilities — 0.3% (c)	340,468

	NET ASSETS — 100.0%	$122,337,952

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
38	E-mini Russell 2000	06/19/15	$4,745,820	$96,159

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,976,928
Aggregate gross unrealized depreciation	(4,570,464)

Net unrealized appreciation/depreciation	$31,406,464

Federal income tax cost of investments	$90,591,020

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolios’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$14,840,636	$—	$—		$14,840,636
Consumer Staples	4,185,707	—	—		4,185,707
Energy	4,494,390	—	—		4,494,390
Financials	27,820,431	—	—		27,820,431
Health Care	17,515,604	—	25,402		17,541,006
Industrials	17,685,896	—	—		17,685,896
Information Technology	20,864,147	—	—		20,864,147
Materials	4,481,128	—	—		4,481,128
Telecommunication Services	1,407,927	—	—		1,407,927
Utilities	4,157,595	—	—		4,157,595

Total Common Stocks	117,453,461	—	25,402		117,478,863

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	4,518,621	—	—		4,518,621

Total Investments in Securities	$121,972,082	$—	$25,402		$121,997,484

Appreciation in Other Financial Instruments
Futures Contracts	$96,159	$—	$—		$96,159

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 16.6%
	Auto Components — 0.6%
11,260	Johnson Controls, Inc.	567,954
1,280	Magna International, Inc., (Canada)	68,685

		636,639

	Automobiles — 2.0%
58,330	General Motors Co.	2,187,375

	Hotels, Restaurants & Leisure — 1.3%
2,440	Carnival Corp.	116,729
1,410	Dunkin’ Brands Group, Inc.	67,060
7,360	Royal Caribbean Cruises Ltd.	602,416
6,610	Starbucks Corp.	625,967

		1,412,172

	Household Durables — 1.9%
2,300	D.R. Horton, Inc.	65,504
7,280	Harman International Industries, Inc.	972,827
20,830	PulteGroup, Inc.	463,051
14,160	Toll Brothers, Inc. (a)	557,054

		2,058,436

	Internet & Catalog Retail — 0.8%
1,855	Amazon.com, Inc. (a)	690,245
110	Priceline Group, Inc. (The) (a)	128,057

		818,302

	Media — 5.4%
8,370	CBS Corp. (Non-Voting), Class B	507,473
4,230	Charter Communications, Inc., Class A (a)	816,855
16,115	Comcast Corp., Class A	910,014
8,500	DISH Network Corp., Class A (a)	595,510
550	Time Warner Cable, Inc.	82,434
18,829	Time Warner, Inc.	1,589,921
33,745	Twenty-First Century Fox, Inc., Class A	1,141,931
2,590	Twenty-First Century Fox, Inc., Class B	85,159

		5,729,297

	Specialty Retail — 4.0%
1,000	AutoZone, Inc. (a)	682,160
11,900	Best Buy Co., Inc.	449,701
2,130	Home Depot, Inc. (The)	241,990
25,690	Lowe’s Cos., Inc.	1,911,079
2,010	Tiffany & Co.	176,900
10,680	TJX Cos., Inc. (The)	748,134

		4,209,964

	Textiles, Apparel & Luxury Goods — 0.6%
2,990	lululemon athletica, Inc., (Canada) (a)	191,420
1,800	PVH Corp.	191,808
1,880	Ralph Lauren Corp.	247,220

		630,448

	Total Consumer Discretionary	17,682,633

	Consumer Staples — 4.9%
	Beverages — 1.8%
13,680	Coca-Cola Co. (The)	554,724
3,740	Constellation Brands, Inc., Class A (a)	434,625
1,900	Molson Coors Brewing Co., Class B	141,455
7,540	PepsiCo, Inc.	720,975

		1,851,779

	Food & Staples Retailing — 0.8%
2,840	Costco Wholesale Corp.	430,246
4,210	CVS Health Corp.	434,514

		864,760

	Food Products — 0.9%
3,830	Hershey Co. (The)	386,485
14,649	Mondelez International, Inc., Class A	528,683

		915,168

	Household Products — 1.0%
3,960	Colgate-Palmolive Co.	274,586
9,847	Procter & Gamble Co. (The)	806,863

		1,081,449

	Tobacco — 0.4%
6,200	Philip Morris International, Inc.	467,046

	Total Consumer Staples	5,180,202

	Energy — 7.1%
	Energy Equipment & Services — 1.7%
6,820	Baker Hughes, Inc.	433,616
6,930	Halliburton Co.	304,088
12,488	Schlumberger Ltd.	1,041,999

		1,779,703

	Oil, Gas & Consumable Fuels — 5.4%
6,740	Anadarko Petroleum Corp.	558,139
3,160	Chevron Corp.	331,737
1,860	Concho Resources, Inc. (a)	215,611
4,200	EOG Resources, Inc.	385,098
4,020	EQT Corp.	333,137
9,036	Exxon Mobil Corp.	768,060
6,910	Marathon Oil Corp.	180,420
2,400	Marathon Petroleum Corp.	245,736
29,689	Occidental Petroleum Corp.	2,167,297
5,270	Phillips 66	414,222
660	Pioneer Natural Resources Co.	107,917

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
3,410	Southwestern Energy Co. (a)	79,078

		5,786,452

	Total Energy	7,566,155

	Financials — 16.7%
	Banks — 6.0%
109,159	Bank of America Corp.	1,679,957
3,750	BB&T Corp.	146,213
26,144	Citigroup, Inc.	1,346,939
2,230	SVB Financial Group (a)	283,299
52,553	Wells Fargo & Co.	2,858,883

		6,315,291

	Capital Markets — 5.4%
510	Affiliated Managers Group, Inc. (a)	109,538
2,480	Ameriprise Financial, Inc.	324,483
2,270	BlackRock, Inc.	830,457
24,220	Charles Schwab Corp. (The)	737,257
5,526	Goldman Sachs Group, Inc. (The)	1,038,722
18,550	Invesco Ltd.	736,249
46,104	Morgan Stanley	1,645,452
3,910	State Street Corp.	287,502
1,775	TD Ameritrade Holding Corp.	66,137

		5,775,797

	Diversified Financial Services — 0.5%
2,220	Intercontinental Exchange, Inc.	517,860

	Insurance — 4.0%
16,088	ACE Ltd., (Switzerland)	1,793,651
10,350	American International Group, Inc.	567,077
1,390	Lincoln National Corp.	79,869
16,670	Marsh & McLennan Cos., Inc.	935,020
14,180	MetLife, Inc.	716,799
4,990	XL Group plc, (Ireland)	183,632

		4,276,048

	Real Estate Investment Trusts (REITs) — 0.8%
3,300	American Tower Corp.	310,695
1,060	AvalonBay Communities, Inc.	184,705
520	Boston Properties, Inc.	73,050
4,440	Prologis, Inc.	193,406
600	Vornado Realty Trust	67,200

		829,056

	Total Financials	17,714,052

	Health Care — 15.4%
	Biotechnology — 3.8%
2,020	Alexion Pharmaceuticals, Inc. (a)	350,066
3,566	Biogen, Inc. (a)	1,505,708
9,028	Celgene Corp. (a)	1,040,748
5,930	Gilead Sciences, Inc. (a)	581,911
4,540	Vertex Pharmaceuticals, Inc. (a)	535,583

		4,014,016

	Health Care Equipment & Supplies — 1.4%
13,580	Abbott Laboratories	629,161
36,250	Boston Scientific Corp. (a)	643,438
2,530	Stryker Corp.	233,393

		1,505,992

	Health Care Providers & Services — 4.6%
3,800	Aetna, Inc.	404,814
5,850	Humana, Inc.	1,041,417
5,290	McKesson Corp.	1,196,598
18,990	UnitedHealth Group, Inc.	2,246,327

		4,889,156

	Pharmaceuticals — 5.6%
1,700	Actavis plc (a)	506,094
19,360	Bristol-Myers Squibb Co.	1,248,720
20,590	Johnson & Johnson	2,071,354
17,382	Merck & Co., Inc.	999,118
700	Perrigo Co. plc, (Ireland)	115,885
30,470	Pfizer, Inc.	1,060,051

		6,001,222

	Total Health Care	16,410,386

	Industrials — 10.0%
	Aerospace & Defense — 3.7%
21,920	Honeywell International, Inc.	2,286,475
1,830	L-3 Communications Holdings, Inc.	230,196
11,745	United Technologies Corp.	1,376,514

		3,893,185

	Airlines — 1.4%
9,790	Delta Air Lines, Inc.	440,158
15,071	United Continental Holdings, Inc. (a)	1,013,525

		1,453,683

	Building Products — 1.0%
11,090	Fortune Brands Home & Security, Inc.	526,553
18,730	Masco Corp.	500,091

		1,026,644

	Construction & Engineering — 0.8%
12,013	Fluor Corp.	686,663
4,820	Jacobs Engineering Group, Inc. (a)	217,671

		904,334

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — 0.4%
6,420	Eaton Corp. plc	436,175

	Machinery — 1.7%
870	Cummins, Inc.	120,617
2,900	Ingersoll-Rand plc	197,432
16,823	PACCAR, Inc.	1,062,204
3,310	Pall Corp.	332,291
1,660	SPX Corp.	140,934

		1,853,478

	Road & Rail — 1.0%
510	Canadian Pacific Railway Ltd., (Canada)	93,177
2,440	CSX Corp.	80,813
7,959	Union Pacific Corp.	862,039

		1,036,029

	Total Industrials	10,603,528

	Information Technology — 21.2%
	Communications Equipment — 0.5%
7,344	QUALCOMM, Inc.	509,233

	Electronic Equipment, Instruments & Components — 0.4%
6,564	TE Connectivity Ltd., (Switzerland)	470,114

	Internet Software & Services — 4.1%
17,890	Facebook, Inc., Class A (a)	1,470,826
2,162	Google, Inc., Class A (a)	1,199,262
2,992	Google, Inc., Class C (a)	1,639,616

		4,309,704

	IT Services — 3.5%
12,490	Accenture plc, (Ireland), Class A	1,170,188
1,260	Alliance Data Systems Corp. (a)	373,275
8,900	Cognizant Technology Solutions Corp., Class A (a)	555,271
6,150	Fidelity National Information Services, Inc.	418,569
2,000	MasterCard, Inc., Class A	172,780
15,080	Visa, Inc., Class A	986,383

		3,676,466

	Semiconductors & Semiconductor Equipment — 4.6%
1,028	Applied Materials, Inc.	23,192
13,900	Avago Technologies Ltd., (Singapore)	1,765,022
14,964	Broadcom Corp., Class A	647,866
4,261	Freescale Semiconductor Ltd. (a)	173,678
16,010	KLA-Tencor Corp.	933,223
18,524	Lam Research Corp.	1,301,033
600	NXP Semiconductors N.V., (Netherlands) (a)	60,216

		4,904,230

	Software — 4.0%
11,850	Adobe Systems, Inc. (a)	876,189
62,673	Microsoft Corp.	2,547,971
19,500	Oracle Corp.	841,425

		4,265,585

	Technology Hardware, Storage & Peripherals — 4.1%
35,196	Apple, Inc.	4,379,438

	Total Information Technology	22,514,770

	Materials — 3.1%
	Chemicals — 2.0%
3,864	Axiall Corp.	181,376
6,430	Dow Chemical Co. (The)	308,512
9,060	E.I. du Pont de Nemours & Co.	647,518
20,770	Mosaic Co. (The)	956,666

		2,094,072

	Construction Materials — 0.0% (g)
310	Martin Marietta Materials, Inc.	43,338

	Containers & Packaging — 0.5%
9,265	Crown Holdings, Inc. (a)	500,495
1,550	Sealed Air Corp.	70,618

		571,113

	Metals & Mining — 0.6%
21,774	Alcoa, Inc.	281,320
12,350	United States Steel Corp.	301,340

		582,660

	Total Materials	3,291,183

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
19,553	Verizon Communications, Inc.	950,862

	Wireless Telecommunication Services — 0.1%
880	SBA Communications Corp., Class A (a)	103,048

	Total Telecommunication Services	1,053,910

	Utilities — 2.4%
	Electric Utilities — 1.5%
5,650	Edison International	352,955
12,960	Exelon Corp.	435,586
5,420	NextEra Energy, Inc.	563,951
5,450	Xcel Energy, Inc.	189,715

		1,542,207

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — 0.9%
9,410	CenterPoint Energy, Inc.	192,058
7,350	CMS Energy Corp.	256,588
4,550	NiSource, Inc.	200,928
5,740	PG&E Corp.	304,622

		954,196

	Total Utilities	2,496,403

	Total Common Stocks (Cost $89,259,867)	104,513,222

Short-Term Investment — 1.2%
	Investment Company — 1.2%
1,315,200	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $1,315,200)	1,315,200

	Total Investments — 99.6% (Cost $90,575,067)	105,828,422
	Other Assets in Excess of Liabilities — 0.4% (c)	440,033

	NET ASSETS — 100.0%	$106,268,455

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MARCH 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	06/19/15	$103,040	$(25)

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2015.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,064,612
Aggregate gross unrealized depreciation	(1,811,257)

Net unrealized appreciation/depreciation	$15,253,355

Federal income tax cost of investments	$90,575,067

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$105,828,422	$—	$—	$105,828,422
Depreciation in Other Financial Instruments
Futures Contracts	$(25)	$—	$—	$(25)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015